FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ---------

                FRANKLIN INVESTORS SECURITIES TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN INVESTORS SECURITIES TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Adjustable U.S. Government Securities Fund .......................    3
Franklin Convertible Securities Fund ......................................    4
Franklin Equity Income Fund ...............................................    8
Franklin Floating Rate Daily Access Fund ..................................   12
Franklin Limited Maturity U.S. Government Securities Fund .................   26
Franklin Low Duration Total Return Fund ...................................   29
Franklin Real Return Fund .................................................   32
Franklin Total Return Fund ................................................   36
Notes to Statements of Investments ........................................   50
U.S. Government Adjustable Rate Mortgage Portfolio ........................   52

                                    LOGO(R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                        Quarterly Statements of Investments  | 1

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

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND     SHARES         VALUE
--------------------------------------------------------------------------------
MUTUAL FUND (COST $585,008,758) 100.2%
U.S. Government Adjustable Rate Mortgage Portfolio..  60,629,491   $544,452,825
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES (0.2)% ..............                 (1,080,334)
                                                                   ------------
NET ASSETS 100.0% ..................................               $543,372,491
                                                                   ============


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONVERTIBLE SECURITIES FUND                                                       SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 2.5%
   PROCESS INDUSTRIES 1.1%
   Temple-Inland Inc. .................................................................       216,597   $  8,618,394
                                                                                                        ------------
   UTILITIES 1.4%
   Sempra Energy ......................................................................       245,700     10,442,250
                                                                                                        ------------
   TOTAL COMMON STOCKS (COST $15,534,231)  ............................................                   19,060,644
                                                                                                        ------------
   CONVERTIBLE PREFERRED STOCKS 40.3%
   COMMERCIAL SERVICES 0.4%
   Interpublic Group of Cos. Inc., 5.375%, cvt. pfd. ..................................        65,000      3,022,500
                                                                                                        ------------
   CONSUMER DURABLES 2.7%
   Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ..................................       370,000     15,432,700
   General Motors Corp., 6.25%, cvt. pfd. .............................................       235,000      5,285,150
                                                                                                        ------------
                                                                                                          20,717,850
                                                                                                        ------------
   CONSUMER NON-DURABLES 2.8%
   Constellation Brands Inc., 5.75%, cvt. pfd. ........................................       191,800      8,055,600
   Lehman Brothers Holdings Inc. into General Mills, 6.25%, cvt. pfd. .................       500,000     13,125,000
                                                                                                        ------------
                                                                                                          21,180,600
                                                                                                        ------------
   ELECTRONIC TECHNOLOGY 0.7%
   Northrop Grumman Corp., 7.00%, cvt. pfd., B ........................................        40,000      4,990,000
                                                                                                        ------------
   ENERGY MINERALS 5.3%
   Arch Coal Inc., 5.00%, cvt. pfd. ...................................................       100,000     13,712,500
(a)Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ....................................       120,000     15,090,000
(a)NRG Energy Inc., 4.00%, cvt. pfd., 144A ............................................        10,000     11,078,000
                                                                                                        ------------
                                                                                                          39,880,500
                                                                                                        ------------
   FINANCE 12.1%
   Chubb Corp., 7.00%, cvt. pfd. ......................................................       150,000      4,863,000
   Commerce Capital Trust II, 5.95%, cvt. pfd. ........................................       145,000      9,370,625
   Conseco Inc., 5.50%, cvt. pfd. .....................................................       225,000      6,215,625
   Fannie Mae, 5.375%, cvt. pfd. ......................................................           140     13,348,178
   Hartford Financial Service Group Inc., 6.00%, cvt. pfd. ............................        75,000      5,397,000
   Metlife Inc., 6.375%, cvt. pfd. ....................................................       400,000     11,200,000
   PMI Group Inc., 5.875%, cvt. pfd. ..................................................       270,000      6,741,900
   Travelers Property Casualty Corp., 4.50%, cvt. pfd., junior sub. note ..............       300,000      7,203,000
   Unumprovident Corp., 8.25%, cvt. pfd. ..............................................       400,000     12,540,160
(a)Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A .........................        60,000      3,258,180
   Washington Mutual Inc., 5.375%, cvt. pfd. ..........................................        20,000      1,086,060
   XL Capital Ltd., 6.50%, cvt. pfd. ..................................................       420,000      9,754,920
                                                                                                        ------------
                                                                                                          90,978,648
                                                                                                        ------------
   INDUSTRIAL SERVICES 4.5%
   Allied Waste Industries Inc., 6.25%, cvt. pfd., D ..................................        48,000     12,720,000
(a)El Paso Corp., 4.99%, cvt. pfd., 144A ..............................................        12,000     13,128,600


4 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

--------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONVERTIBLE SECURITIES FUND                                                       SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCKS (CONT.)
   INDUSTRIAL SERVICES (CONT.)
   Williams Cos. Inc., 5.50%, cvt. pfd. ...............................................        40,000   $  4,000,000
(a)Williams Cos. Inc., 5.50%, cvt. pfd., 144A .........................................        41,000      4,100,000
                                                                                                        ------------
                                                                                                          33,948,600
                                                                                                        ------------
   PROCESS INDUSTRIES 3.0%
   Celanese Corp., 4.25%, cvt. pfd. ...................................................       375,000     10,640,625
   Huntsman Corp., 5.00%, cvt. pfd. ...................................................       242,800     12,103,580
                                                                                                        ------------
                                                                                                          22,744,205
                                                                                                        ------------
   REAL ESTATE INVESTMENT TRUSTS 4.2%
   Citigroup Global Markets into Regency, 2.00%, cvt. pfd. ............................       105,000      5,452,650
   Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A .................................        52,595      1,351,692
   Host Marriott Corp., 6.75%, cvt. pfd. ..............................................       182,800     11,150,800
   Simon Property Group Inc., 6.00%, cvt. pfd. ........................................       200,000     13,306,000
                                                                                                        ------------
                                                                                                          31,261,142
                                                                                                        ------------
   RETAIL TRADE 1.2%
(b)Toys R Us Inc., cvt. pfd. ..........................................................       144,000      9,000,000
                                                                                                        ------------
   UTILITIES 3.4%
   CMS Energy Corp., 4.50%, cvt. pfd., B ..............................................       100,000      8,562,500
   DTE Energy Co., 8.75%, cvt. pfd. ...................................................       200,000      5,072,000
   PNM Resources Inc., 6.75%, cvt. pfd. ...............................................       225,000     11,981,250
                                                                                                        ------------
                                                                                                          25,615,750
                                                                                                        ------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $263,809,053) .............................                  303,339,795
                                                                                                        ------------

                                                                                          -----------
                                                                                           PRINCIPAL
                                                                                           AMOUNT(c)
                                                                                          -----------
   CONVERTIBLE BONDS 55.0%
   COMMERCIAL SERVICES 1.5%
(a)Grey Global Group Inc., cvt., sub. bond, 144A, 5.00%, 10/15/33 .....................   $ 6,000,000      7,357,980
(a)Interpublic Group of Cos. Inc., cvt., senior note, 144A, 4.50%, 3/15/23 ............     3,000,000      3,731,250
                                                                                                        ------------
                                                                                                          11,089,230
                                                                                                        ------------
   COMMUNICATIONS 2.3%
(a)NII Holdings Inc., cvt., senior note, 144A, 3.50%, 9/15/33 .........................     6,000,000     17,235,000
                                                                                                        ------------
   CONSUMER DURABLES 0.6%
(a)K2 Inc., cvt., 144A, 5.00%, 6/15/10 ................................................     4,000,000      4,935,000
                                                                                                        ------------
   CONSUMER SERVICES 8.1%
(d)Adelphia Communications Corp., cvt., junior sub. note, 6.00%, 2/15/06 ..............    11,250,000        506,250
   Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 (Panama) .........................     9,000,000     12,318,750
(a)Fairmont Hotels & Resorts Inc., cvt., senior note, 144A, 3.75%, 12/01/23 (Canada) ..     5,000,000      5,200,000
   Hilton Hotels Corp., cvt., senior note, 3.375%, 4/15/23 ............................    10,500,000     12,954,375
   Liberty Media Corp. into Viacom, cvt., senior deb., B, 3.25%, 3/15/31 ..............    10,000,000      7,825,000


                                        Quarterly Statements of Investments  | 5

FRANKLIN INVESTORS SECURITIES TRUST

--------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
   FRANKLIN CONVERTIBLE SECURITIES FUND                                                    AMOUNT(C)        VALUE
--------------------------------------------------------------------------------------------------------------------
   CONVERTIBLE BONDS (CONT.)
   CONSUMER SERVICES (CONT.)
   Six Flags Inc., cvt., 4.50%, 5/15/15  ..............................................   $10,000,000   $ 10,575,000
   Tyco International Group SA, cvt., senior deb., 2.75%, 1/15/18 (Luxembourg) ........     3,000,000      4,031,250
(a)Tyco International Group SA, cvt., senior deb., 144A, 2.75%, 1/15/18 (Luxembourg) ..     5,500,000      7,390,625
                                                                                                        ------------
                                                                                                          60,801,250
                                                                                                        ------------
   ELECTRONIC TECHNOLOGY 3.1%
(a)L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ...............................    15,000,000     15,258,750
   Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31 ...............     8,000,000      7,750,000
                                                                                                        ------------
                                                                                                          23,008,750
                                                                                                        ------------
   FINANCE 7.9%
   CapitalSource Inc., cvt., senior note, 3.50%, 7/15/34 ..............................     8,000,000      7,270,000
(a)CapitalSource Inc., cvt., senior note, 144A, 3.50%, 7/15/34 ........................     8,000,000      7,270,000
   Countrywide Financial Corp., cvt., senior note, zero cpn., 2/08/31 .................     6,000,000     10,072,500
(a)GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 ................................     3,000,000      4,826,250
   Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14 ....................     3,600,000      3,757,500
(a)Leucadia National Corp., cvt., senior sub. note, 144A, 3.75%, 4/15/14 ..............     7,500,000      7,828,125
   NCO Group Inc., cvt., sub. note, 4.75%, 4/15/06 ....................................     5,000,000      4,993,750
   Providian Financial Corp., cvt., senior note, 4.00%, 5/15/08 .......................     9,000,000     13,252,500
                                                                                                        ------------
                                                                                                          59,270,625
                                                                                                        ------------
   HEALTH SERVICES 5.6%
   Community Health Systems Inc., cvt., sub. note, 4.25%, 10/15/08 ....................    12,000,000     14,040,000
   PacifiCare Health Systems Inc., cvt., sub. deb., 3.00%, 10/15/32 ...................     2,000,000      7,292,500
   Sierra Health Services Inc., cvt., senior deb., 2.25%, 3/15/23 .....................     3,000,000     11,118,750
   Universal Health Services Inc., cvt., 0.426%, 6/23/20 ..............................    15,500,000      9,513,125
                                                                                                        ------------
                                                                                                          41,964,375
                                                                                                        ------------
   HEALTH TECHNOLOGY 11.0%
   Alpharma Inc., cvt., senior sub. note, 3.00%, 6/01/06 ..............................     4,000,000      5,080,000
   Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero cpn., 7/28/20 .............    10,000,000      8,837,500
   Biogen Idec Inc., cvt., sub. note, zero cpn., 2/16/19 ..............................     3,500,000      5,573,750
   Celgene Corp., cvt., senior note, 1.75%, 6/01/08 ...................................     6,000,000     12,180,000
   InterMune Inc., cvt., senior note, 0.25%, 3/01/11 ..................................     8,000,000      6,740,000
   IVAX Corp., cvt., senior sub. note, 4.50%, 5/15/08 .................................     5,000,000      5,043,750
(a)Medarex Inc., cvt., senior note, 144A, 2.25%, 5/15/11 ..............................    12,500,000     11,890,625
(a)MGI Pharma Inc., cvt., senior sub. note, 144A, 1.682% to 3/02/11, zero cpn.
      thereafter, 3/02/24 .............................................................    10,000,000      7,637,500
(a)NPS Pharmaceuticals Inc., cvt., senior note, 144A, 3.00%, 6/15/08  .................     7,000,000      5,958,750
   Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ..........................    11,150,000     14,132,625
                                                                                                        ------------
                                                                                                          83,074,500
                                                                                                        ------------
   PROCESS INDUSTRIES 2.0%
   Bunge Ltd., cvt., senior note, 3.75%, 11/15/22 .....................................     8,000,000     15,310,000
                                                                                                        ------------
   PRODUCER MANUFACTURING 1.0%
   Lennox International Inc., cvt., junior sub. note, 6.25%, 6/01/09 ..................     5,500,000      7,486,875
                                                                                                        ------------


6 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

--------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
   FRANKLIN CONVERTIBLE SECURITIES FUND                                                    AMOUNT(C)        VALUE
--------------------------------------------------------------------------------------------------------------------
   CONVERTIBLE BONDS (CONT.)
   RETAIL TRADE 3.2%
   Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 .................................   $10,000,000   $ 11,975,000
   Lowe's Cos. Inc., cvt., senior note, zero cpn., 2/16/21 ............................    11,000,000     11,994,400
                                                                                                        ------------
                                                                                                          23,969,400
                                                                                                        ------------
   TECHNOLOGY SERVICES 1.8%
(a)BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 ..........................    14,000,000     13,685,000
                                                                                                        ------------
   UTILITIES 6.9%
   Calpine Corp., cvt., senior note, 4.75%, 11/15/23 ..................................     5,500,000      3,753,750
   Calpine Corp., cvt., sub. note, 7.75%, 6/01/15 .....................................     7,000,000      7,140,000
   Centerpoint Energy Inc., cvt., senior note, 3.75%, 5/15/23 .........................    10,000,000     12,500,000
   CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 ..............................     6,000,000      7,490,700
(a)Dynegy Inc., cvt., sub. note, 144A, 4.75%, 8/15/23 .................................     5,000,000      7,568,750
(a)Reliant Resources Inc., cvt., senior sub. bond, 144A, 5.00%, 8/15/10 ...............     5,000,000      7,756,250
(a)Sierra Pacific Resources, cvt., senior note, 144A, 7.25%, 2/14/10 ..................     2,000,000      5,982,500
                                                                                                        ------------
                                                                                                          52,191,950
                                                                                                        ------------
   TOTAL CONVERTIBLE BONDS (COST $357,401,153) ........................................                  414,021,955
                                                                                                        ------------
   TOTAL LONG TERM INVESTMENTS (COST $636,744,437)  ...................................                  736,422,394
                                                                                                        ------------

                                                                                           ----------
                                                                                             SHARES
                                                                                           ----------
   SHORT TERM INVESTMENT 1.4%
   MONEY FUND (COST $10,443,605) 1.4%
(e)Franklin Institutional Fiduciary Trust Money Market Portfolio ......................    10,443,605     10,443,605
                                                                                                        ------------
   TOTAL INVESTMENTS (COST $647,188,042) 99.2% ........................................                  746,865,999
   OTHER ASSETS, LESS LIABILITIES 0.8%  ...............................................                    5,942,801
                                                                                                        ------------
   NET ASSETS 100.0% ..................................................................                 $752,808,800
                                                                                                        ============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.

(b)   Non-income producing.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   Defaulted security.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/
   FRANKLIN EQUITY INCOME FUND                                              COUNTRY         CONTRACTS        VALUE
---------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OPTIONS 95.0%
   COMMERCIAL SERVICES 2.6%
   Dex Media Inc. ...................................................    United States        194,500    $  4,891,675
   R.R. Donnelley & Sons Co. ........................................    United States        540,200      19,474,210
                                                                                                         ------------
                                                                                                           24,365,885
                                                                                                         ------------
   COMMUNICATIONS 5.3%
   Alltel Corp. .....................................................    United States        165,400      10,999,100
   BellSouth Corp. ..................................................    United States        486,000      13,413,600
   Citizens Communications Co. ......................................    United States        169,300       2,224,602
   SBC Communications Inc. ..........................................    United States        573,000      14,009,850
   Sprint Corp. .....................................................    United States        299,800       8,064,620
                                                                                                         ------------
                                                                                                           48,711,772
                                                                                                         ------------
   CONSUMER NON-DURABLES 8.0%
(a)Altria Group Inc. ................................................    United States        307,900      20,616,984
   Altria Group Inc., Dec. 60 Puts, 12/17/05 ........................    United States          3,079         446,455
   British American Tobacco PLC .....................................    United Kingdom       535,600      10,703,904
   Coca-Cola Co. ....................................................    United States        329,800      14,432,048
   General Mills Inc. ...............................................    United States        202,800       9,612,720
   Kimberly-Clark Corp. .............................................    United States        102,900       6,560,904
   Unilever NV, N.Y. shs. ...........................................     Netherlands         162,900      10,899,639
                                                                                                         ------------
                                                                                                           73,272,654
                                                                                                         ------------
   CONSUMER SERVICES 2.4%
   Clear Channel Communications Inc. ................................    United States        149,000       4,863,360
   Dow Jones & Co. Inc. .............................................    United States        123,000       4,616,190
   Viacom Inc., B ...................................................    United States        242,700       8,128,023
   The Walt Disney Co. ..............................................    United States        160,800       4,122,912
                                                                                                         ------------
                                                                                                           21,730,485
                                                                                                         ------------
   ELECTRONIC TECHNOLOGY 6.6%
   Embraer-Empresa Brasileira de Aeronautica SA, ADR ................        Brazil           300,400       9,714,936
   Hewlett-Packard Co. ..............................................    United States        371,300       9,141,406
   Lockheed Martin Corp. ............................................    United States        119,600       7,463,040
   Nokia Corp., ADR .................................................       Finland           623,500       9,944,825
   Raytheon Co. .....................................................    United States        425,100      16,719,183
   Rockwell Automation Inc. .........................................    United States        139,800       7,201,098
                                                                                                         ------------
                                                                                                           60,184,488
                                                                                                         ------------
   ENERGY MINERALS 12.6%
   BP PLC, ADR ......................................................    United Kingdom       156,200      10,290,456
   Chevron Corp. ....................................................    United States        533,920      30,972,699
   ConocoPhillips ...................................................    United States        130,600       8,174,254
   ExxonMobil Corp. .................................................    United States        788,434      46,320,498
   Royal Dutch Shell PLC, ADR .......................................    United Kingdom       312,388      19,889,744
                                                                                                         ------------
                                                                                                          115,647,651
                                                                                                         ------------


8 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/
   FRANKLIN EQUITY INCOME FUND                                              COUNTRY         CONTRACTS        VALUE
---------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OPTIONS (CONT.)
   FINANCE 24.9%
   American International Group Inc. ................................    United States         75,400    $  4,539,080
   Arthur J. Gallagher & Co. ........................................    United States        344,100       9,596,949
   Bank of America Corp. ............................................    United States        811,306      35,372,941
   Citigroup Inc. ...................................................    United States        854,700      37,179,450
   Freddie Mac ......................................................    United States        149,700       9,473,016
   JPMorgan Chase & Co. .............................................    United States        525,750      18,474,855
   MBNA Corp. .......................................................    United States        176,000       4,428,160
   Montpelier Re Holdings Ltd. ......................................       Bermuda           147,200       5,287,424
   Morgan Stanley ...................................................    United States        272,100      14,434,905
   Old Republic International Corp. .................................    United States        345,100       9,062,326
   Prudential Financial Inc. ........................................    United States         65,652       4,392,119
   St. Paul Travelers Cos. Inc. .....................................    United States        304,700      13,412,894
   U.S. Bancorp .....................................................    United States        520,000      15,631,200
   Wachovia Corp. ...................................................    United States        358,900      18,081,382
   Washington Mutual Inc. ...........................................    United States        334,700      14,218,056
   Wells Fargo & Co. ................................................    United States        237,600      14,574,384
                                                                                                         ------------
                                                                                                          228,159,141
                                                                                                         ------------
   HEALTH TECHNOLOGY 8.7%
   Bristol-Myers Squibb Co. .........................................    United States        366,600       9,157,668
   GlaxoSmithKline PLC, ADR .........................................    United Kingdom       250,300      11,874,232
   Hillenbrand Industries Inc. ......................................    United States         88,800       4,565,208
   Merck & Co. Inc. .................................................    United States        585,000      18,170,100
   Pall Corp. .......................................................    United States        208,400       6,454,148
   Pfizer Inc. ......................................................    United States        816,600      21,639,900
   Wyeth ............................................................    United States        182,700       8,358,525
                                                                                                         ------------
                                                                                                           80,219,781
                                                                                                         ------------
   INDUSTRIAL SERVICES 1.0%
   Waste Management Inc. ............................................    United States        319,600       8,987,152
                                                                                                         ------------
   NON-ENERGY MINERALS 1.2%
   Alcoa Inc. .......................................................    United States        382,800      10,737,540
                                                                                                         ------------
   PROCESS INDUSTRIES 3.0%
   Cabot Corp. ......................................................    United States        158,900       5,496,351
   Dow Chemical Co. .................................................    United States        281,200      13,483,540
   E.I. du Pont de Nemours & Co. ....................................    United States        199,200       8,501,856
                                                                                                         ------------
                                                                                                           27,481,747
                                                                                                         ------------
   PRODUCER MANUFACTURING 8.5%
   3M Co. ...........................................................    United States        213,100      15,982,500
   Autoliv Inc. .....................................................        Sweden           155,100       6,909,705
   General Electric Co. .............................................    United States        784,200      27,054,900
   Honeywell International Inc. .....................................    United States        345,300      13,563,384
   PACCAR Inc. ......................................................    United States         52,000       3,755,440
   Pitney Bowes Inc. ................................................    United States        249,400      11,118,252
                                                                                                         ------------
                                                                                                           78,384,181
                                                                                                         ------------


                                        Quarterly Statements of Investments  | 9

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/
   FRANKLIN EQUITY INCOME FUND                                              COUNTRY         CONTRACTS        VALUE
---------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OPTIONS (CONT.)
   REAL ESTATE INVESTMENT TRUSTS 0.9%
   iStar Financial Inc. .............................................    United States        204,000    $  8,729,160
                                                                                                         ------------
   RETAIL TRADE 1.0%
   Wal-Mart Stores Inc. .............................................    United States        192,600       9,504,810
                                                                                                         ------------
   TECHNOLOGY SERVICES 2.3%
   Automatic Data Processing Inc. ...................................    United States        157,600       6,999,016
   Microsoft Corp. ..................................................    United States        541,900      13,878,059
                                                                                                         ------------
                                                                                                           20,877,075
                                                                                                         ------------
   TRANSPORTATION 0.7%
   United Parcel Service Inc., B ....................................    United States         92,400       6,742,428
                                                                                                         ------------
   UTILITIES 5.3%
   American Electric Power Co. Inc. .................................    United States        252,400       9,767,880
   Dominion Resources Inc. ..........................................    United States        128,900       9,520,554
   NiSource Inc. ....................................................    United States        619,100      15,037,939
   Scottish Power PLC ...............................................    United Kingdom       924,700       8,191,672
   Xcel Energy Inc. .................................................    United States        296,000       5,745,360
                                                                                                         ------------
                                                                                                           48,263,405
                                                                                                         ------------
   TOTAL COMMON STOCKS AND OPTIONS (COST $731,602,700)  .............                                     871,999,355
                                                                                                         ------------
   CONVERTIBLE PREFERRED STOCKS 2.5%
   FINANCE 1.2%
   Fannie Mae, 5.375%, cvt. pfd. ....................................    United States            115      10,964,575
                                                                                                         ------------
   HEALTH TECHNOLOGY 0.8%
   Schering-Plough Corp., 6.00%, cvt. pfd. ..........................    United States        134,100       7,335,270
                                                                                                         ------------
   NON-ENERGY MINERALS 0.5%
   Freeport Mcmoran Copper & Gold Inc., 5.50%, cvt. pfd. ............    United States          4,900       4,721,762
                                                                                                         ------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $22,803,191) ............                                      23,021,607
                                                                                                         ------------
   TOTAL LONG TERM INVESTMENTS (COST $754,405,891) ..................                                     895,020,962
                                                                                                         ------------
   SHORT TERM INVESTMENT (COST $17,937,806) 2.0%
   MONEY FUND 2.0%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ....    United States     17,937,806      17,937,806
                                                                                                         ------------
   TOTAL INVESTMENTS (COST $772,343,697) 99.5%  .....................                                     912,958,768
   OPTIONS WRITTEN (0.0)%(c)  .......................................                                        (169,345)
   OTHER ASSETS, LESS LIABILITIES 0.5% ..............................                                       4,566,243
                                                                                                         ------------
   NET ASSETS 100.0% ................................................                                    $917,355,666
                                                                                                         ============


10 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------
   FRANKLIN EQUITY INCOME FUND                                              COUNTRY         CONTRACTS        VALUE
---------------------------------------------------------------------------------------------------------------------
   OPTIONS WRITTEN 0.0%(c)
   CALL OPTION (PREMIUM RECEIVED $227,846) 0.0%(c)
   CONSUMER NON-DURABLES 0.0%(c)
   Altria Group Inc., Dec. 80 Calls, 12/17/05 .......................    United States          3,079    $    169,345
                                                                                                         ------------

See Selected Portfolio Abbreviations on page 49.

(a) A portion or all of the security is held in connection with open option contracts.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c)   Rounds to less than 0.05% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS (COST $7,000,000) 0.3%
   STEEL 0.3%
(b)Ispat Inland ULC, senior secured note, FRN, 7.86%, 4/01/10 .................    United States     $  7,000,000    $    7,490,000
                                                                                                                     --------------
(b)SENIOR FLOATING RATE INTERESTS 92.5%
   ADVERTISING/MARKETING SERVICES 0.8%
   Adams Outdoor Advertising Inc., Term Loan B, 5.44 - 5.64%,
      10/15/12  ...............................................................    United States        7,780,500         7,894,017
   Lamar Media Corp.,
         Term Loan A, 4.625%, 8/04/09 .........................................    United States        1,922,078         1,932,490
         Term Loan D, 5.063%, 6/30/10 .........................................    United States        8,663,502         8,737,748
                                                                                                                     --------------
                                                                                                                         18,564,255
                                                                                                                     --------------
   AEROSPACE & DEFENSE 2.7%
   Anteon International Corp., Term Loan B, 5.24%, 12/31/10 ...................    United States        5,922,769         5,996,803
   ARINC Inc., Term Loan, 5.48%, 2/24/11 ......................................    United States          987,500         1,002,930
   CACI International Inc., Term Loan B, 4.87 - 5.04%, 5/03/11 ................    United States        9,889,962        10,007,405
   DRS Technologies Inc., Term Loan B, 5.04 - 5.65%, 11/04/10 .................    United States        5,536,792         5,596,484
   Dyncorp International, Term Loan B, 6.063%, 2/08/11 ........................    United States        7,980,000         8,081,410
   GenCorp Inc.,
         L/C Term Loan, 6.49%, 11/30/10 .......................................    United States        2,025,000         2,038,345
         Term Loan B, 6.32%, 11/30/10 .........................................    United States          661,500           668,115
   ILC Industries Inc.,
         First Lien Term Loan, 6.24%, 8/05/10 .................................    United States        1,443,583         1,443,583
         Second Lien Term Loan, 9.24%, 2/05/11 ................................    United States        1,000,000         1,000,000
   K&F Acquisition Inc., Term Loan B, 5.98 - 6.15%, 11/18/12 ..................    United States        3,494,000         3,546,847
   MRO Acquisition Corp. (Piedmont), First Lien Term Loan, 5.65%,
      8/27/10 .................................................................    United States        5,044,586         5,099,168
   Onex Wind Finance LP, Term Loan B, 5.584%, 12/31/11 ........................    United States        3,800,000         3,868,875
(c)SI International Inc., Term Loan, 5.78 - 5.99%, 2/08/11 ....................    United States        2,991,250         3,043,597
   Vought Aircraft Industries Inc.,
         L/C Term Loan, 2.60%, 12/22/10 .......................................    United States        1,000,000         1,011,850
         Term Loan B, 5.99%, 12/22/11 .........................................    United States       10,624,765        10,770,111
                                                                                                                     --------------
                                                                                                                         63,175,523
                                                                                                                     --------------
   ALUMINUM 0.9%
   Novelis Corp., U.S. Term Loan, 4.96%, 1/09/12 ..............................    United States       13,400,148        13,581,452
   Novelis Inc., CAD Term Loan, 4.96%, 1/09/12 ................................        Canada           7,715,237         7,819,624
                                                                                                                     --------------
                                                                                                                         21,401,076
                                                                                                                     --------------
   APPAREL/FOOTWEAR 0.5%
   St. John Knits International Inc., Term Loan B, 6.00%, 3/23/12  ............    United States        2,094,750         2,119,625
(c)The William Carter Co., Term Loan B, 5.24 - 5.65%, 7/14/12 .................    United States       10,300,000        10,457,724
                                                                                                                     --------------
                                                                                                                         12,577,349
                                                                                                                     --------------
   AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 3.3%
   Accuride Corp., Term Loan B, 5.50 - 5.688%, 1/31/12 ........................    United States        4,042,045         4,081,205
   Cooper Standard Automotive Inc.,
         Term Loan B, 5.50%, 12/23/11 .........................................    United States        5,270,613         5,277,201
         Term Loan C, 5.50%, 12/23/11 .........................................    United States        8,441,731         8,452,283
   Hayes Lemmerz, Term Loan, 6.46 - 7.12%, 6/03/09 ............................    United States        8,665,521         8,740,910


12 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONT.)
   Key Plastics LLC and Key Safety Inc., First Lien Term Loan, 6.32 - 8.25%,
      7/31/10 .................................................................    United States     $  4,817,996    $    4,842,086
   Mark IV (Dayco), Term Loan B, 6.37 - 6.66%, 6/18/11 ........................    United States        9,141,790         9,224,642
   Progressive Moulded Products, Term Loan B, 4.844 - 6.18%, 8/13/11  .........        Canada           1,970,038         1,865,035
   Tenneco Automotive Inc.,
         L/C Term Loan, 5.59%, 12/12/10 .......................................    United States        4,810,345         4,878,493
         Term Loan B, 5.54%, 12/12/10 .........................................    United States       10,950,464        11,105,599
   TRW Automotive Inc.,
         Term Loan B, 5.25%, 10/31/10 .........................................    United States       10,198,750        10,314,547
         Term Loan E, 4.938%, 10/31/10 ........................................    United States        8,457,500         8,518,817
                                                                                                                     --------------
                                                                                                                         77,300,818
                                                                                                                     --------------
   AUTOMOTIVE AFTERMARKET 0.5%
   Affinia Group Inc., Term Loan B, 6.40%, 11/30/11 ...........................    United States        7,960,000         8,002,292
   United Components Inc., Term Loan C, 5.75%, 6/30/10 ........................    United States        3,378,961         3,432,619
                                                                                                                     --------------
                                                                                                                         11,434,911
                                                                                                                     --------------
   BEVERAGES: ALCOHOLIC 1.0%
   Constellation Brands Inc., Term Loan B, 4.75 - 5.688%, 12/22/11 ............    United States       18,275,333        18,581,189
   Southern Wine & Spirits of America Inc., Term Loan B, 4.99%,
      5/31/12 .................................................................    United States        4,290,622         4,334,344
                                                                                                                     --------------
                                                                                                                         22,915,533
                                                                                                                     --------------
   BEVERAGES: NON-ALCOHOLIC 0.2%
   Dr. Pepper Bottling Co. of Texas, Term Loan, 5.339 - 5.539%,
      12/18/10 ................................................................    United States        3,927,144         3,987,033
                                                                                                                     --------------
   BROADCASTING 2.8%
   Alliance Atlantis Communications Inc., Term Loan B, 5.05 - 7.00%,
      12/17/11 ................................................................    United States        6,084,750         6,179,824
(c)Emmis Operating Co., Term Loan B, 5.13%, 11/10/11 ..........................    United States       18,168,750        18,382,233
   Entravision Communications Corp.,
         Multi-Draw Term Loan, 5.24%, 2/24/12 .................................    United States        3,500,000         3,535,728
         Term Loan B, 5.24%, 2/24/12 ..........................................    United States       11,400,000        11,516,371
   Gray Television Inc., Term Loan B, 5.01%, 12/21/12 .........................    United States        3,542,243         3,567,705
   Mission Broadcasting Inc., Term Loan B, 5.24%, 10/01/12 ....................    United States        7,053,944         7,106,848
   NEP Supershooters LP, First Lien Term Loan, 7.21 - 7.49%, 2/03/11 ..........    United States        1,975,025         2,012,675
   Nexstar Broadcasting Group Inc., Term Loan B, 5.24%, 10/01/12 ..............    United States        7,446,056         7,517,412
   Spanish Broadcasting Systems, Term Loan B, 5.49%, 6/11/12  .................    United States        4,688,250         4,758,574
                                                                                                                     --------------
                                                                                                                         64,577,370
                                                                                                                     --------------
   BUILDING PRODUCTS 1.9%
   Atrium Cos. Inc., Term Loan, 7.25 - 7.36%, 12/28/11  .......................    United States        1,616,578         1,591,319
   Building Materials Holding Corp., Term Loan B, 5.24%, 8/21/10 ..............    United States        1,960,000         1,964,880
   Euramax International Inc., Term Loan B, 5.875%, 6/29/12 ...................    United States        8,497,000         8,640,387
   Headwaters Inc., Term Loan B, 5.87 - 7.50%, 4/30/11 ........................    United States        8,570,920         8,669,126
   NCI Building Systems Inc., Term Loan B, 5.21 - 5.42%, 6/07/10 ..............    United States        8,189,888         8,287,143
(c)Nortek Inc., Term Loan, 5.91 - 7.50%, 8/25/11 ..............................    United States       15,847,487        16,005,962
                                                                                                                     --------------
                                                                                                                         45,158,817
                                                                                                                     --------------


                                       Quarterly Statements of Investments  | 13

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   CABLE/SATELLITE TELEVISION 7.7%
   Atlantic Broadband Finance LLC, Term Loan B, 6.11%, 8/06/11 ................    United States     $  1,250,000    $    1,271,875
   Bresnan Broadband Holdings LLC,
         Term Loan A, 7.07 - 7.24%, 3/31/10 ...................................    United States        2,500,000         2,537,275
         Term Loan B, 6.84 - 6.99%, 9/30/10 ...................................    United States        2,000,000         2,035,750
(d)Century Cable (Adelphia),
         Discretionary Term Loan, 8.25%, 6/30/09 ..............................    United States        2,000,000         1,981,348
         Term Loan (New), 8.25%, 12/31/09 .....................................    United States        3,000,000         2,970,563
   Charter Communications Operating LLC, Term Loan B, 6.83 - 6.93%,
      4/27/11 .................................................................    United States       16,314,717        16,271,010
   DirecTV Holdings LLC, Term Loan B, 4.909%, 4/12/13 .........................    United States       18,533,333        18,746,800
   Insight Midwest Holdings LLC,
         Term Loan A, 5.125%, 6/30/09 .........................................    United States        4,969,840         4,969,840
         Term Loan C, 5.625%, 12/31/09 ........................................    United States        8,867,500         8,991,095
   Intelsat (Bermuda) Ltd., Senior Term Loan Facility, 5.25%, 7/28/11 .........       Bermuda          13,454,944        13,594,539
   Mediacom Broadband (MCC Iowa),
         Term Loan A, 4.60 - 4.81%, 3/31/10 ...................................    United States        4,650,000         4,711,678
         Term Loan C, 5.35 - 5.51%, 1/31/14 ...................................    United States        7,977,860         8,083,678
   Mediacom LLC Group, Term Loan B, 5.47 - 5.89%, 4/01/13 .....................    United States        5,970,000         6,059,962
   New Skies Satellites B.V., Term Loan, 5.688 - 5.875%, 5/02/11 ..............     Netherlands         8,074,130         8,190,196
   NTL Investment Holdings, Term Loan B, 6.41%, 4/13/12 .......................    United Kingdom      20,500,000        20,705,861
(d)Olympus Cable Holdings (Adelphia), Term Loan B, 8.25%, 9/30/10 .............    United States        2,000,000         1,981,072
   Panamsat Corp., Term Loan B1, 5.65%, 8/01/11 ...............................    United States       13,413,404        13,638,641
   Persona Communications Inc., Term Loan, 6.49%, 7/30/11 .....................        Canada           3,960,000         4,020,639
(d)UCA-HHC (Adelphia),
         Term Loan B, 7.50%, 3/31/08 ..........................................    United States       21,932,500        21,514,423
   UPC Financing Partnership, Term Loan H2, 6.254%, 9/30/12 ...................     Netherlands        18,440,000        18,593,661
                                                                                                                     --------------
                                                                                                                        180,869,906
                                                                                                                     --------------
   CASINOS/GAMING 2.3%
   Ameristar Casinos Inc.,
         Term Loan B, 5.50%, 12/06/06 .........................................    United States          926,801           936,366
         Term Loan B-1, 5.50%, 12/20/06  ......................................    United States        2,461,501         2,505,759
   Boyd Gaming Corp., Term Loan B, 4.99%, 6/30/11 .............................    United States        4,455,000         4,504,655
   CCM Merger Inc. (Motorcity Casino),
         Delay Draw, 7.25%, 7/23/12 ...........................................    United States        2,000,000         2,015,000
         Term Loan B, 7.25%, 7/23/12 ..........................................    United States        7,300,000         7,402,660
   Global Cash Access LLC, Term Loan, 5.74%, 3/10/10 ..........................    United States        2,411,121         2,432,001
   Greektown Casinos LLC, Term Loan D, 6.99%, 12/31/05 ........................    United States        6,000,802         6,034,557
   Isle of Capri, Term Loan B, 4.97 - 5.31% 1/24/10 ...........................    United States        1,791,000         1,814,892
   Isle of Capri Black Hawk LLC, Term Loan C, 6.46 - 6.80%, 12/31/07 ..........    United States        4,156,137         4,196,451
   Marina District Finance Co. Inc. (Borgata), Term Loan B, 5.13 - 5.24%,
      10/14/11 ................................................................    United States       10,663,083        10,758,603
   Penn National Gaming Inc.,
         Delay Draw, 7.25%, 7/13/12 ...........................................    United States        3,000,000         3,050,859
      (c)Term Loan A, 7.25%, 7/14/11 ..........................................    United States        2,534,884         2,561,183
      (c)Term Loan B, 7.25%, 7/13/12 ..........................................    United States        6,000,000         6,101,718
                                                                                                                     --------------
                                                                                                                         54,314,704
                                                                                                                     --------------


14 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   CATALOG/SPECIALTY DISTRIBUTION 0.1%
   Affinity Group Inc.,
         Term Loan B1, 6.42 - 6.56%, 6/24/09 ..................................    United States     $    456,531    $      461,858
         Term Loan B2, 6.42%, 6/24/09 .........................................    United States        1,141,327         1,154,578
   Oriental Trading Co. Inc., Term Loan B, 6.00 - 6.25%, 8/04/10 ..............    United States        1,802,854         1,814,122
                                                                                                                     --------------
                                                                                                                          3,430,558
                                                                                                                     --------------
   CHEMICALS: MAJOR DIVERSIFIED 1.8%
   BCP Crystal US Holdings Corp. (Celanese), Term Loan B, 5.74%,
      4/06/11 .................................................................    United States       14,832,172        15,105,647
   Huntsman International LLC, Term Loan B, 5.75%, 12/31/10 ...................    United States        9,953,655         9,984,760
   Huntsman LLC, Term Loan B, 6.40%, 3/31/10 ..................................    United States        2,232,168         2,240,539
   Invista Canada Co., Term Loan B2, 5.75%, 4/29/11 ...........................        Canada           4,671,087         4,741,901
   Invista SARL, Term Loan B1, 5.75%, 4/29/11 .................................      Luxembourg        10,766,118        10,947,796
                                                                                                                     --------------
                                                                                                                         43,020,643
                                                                                                                     --------------
   CHEMICALS: SPECIALTY 2.0%
   Brenntag, Term Loan B2, 5.88%, 2/27/12 .....................................    United States        3,000,000         3,038,100
   Hexion Specialty Chemicals Inc.,
         Tranche B-1, 5.875%, 5/31/12 .........................................    United States        4,581,818         4,645,230
         Tranche B-3 CL, 3.162%, 5/31/12 ......................................    United States        1,090,909         1,106,007
   Ineos Group Ltd., Term Loan C, 6.921%, 6/30/09 .............................    United States        3,008,945         3,025,744
   Nalco Co., Term Loan B, 5.45 - 5.87%, 11/04/10 .............................    United States       15,488,959        15,764,864
   Niagara Acquisition Inc. (PQ Corp.), Term Loan B, 5.50%, 2/11/12 ...........    United States        2,194,500         2,221,247
   Resolution Europe BV Hexion, Tranche B-2, 5.875%, 5/31/12 ..................     Netherlands         6,327,273         6,406,364
   Rockwood Specialties Group Inc., Term Loan D, 5.93%, 7/30/12 ...............    United States       10,994,750        11,191,743
   Westlake Chemical Corp., Term Loan B, 5.74 - 7.50%, 7/31/10 ................    United States          160,000           161,195
                                                                                                                     --------------
                                                                                                                         47,560,494
                                                                                                                     --------------
   COAL 0.3%
   Foundation Coal, Term Loan B, 5.38 - 5.66%, 7/30/11 ........................    United States        3,365,426         3,426,656
(c)International Coal Group LLC, Term Loan B, 6.10%, 11/09/10 .................    United States        2,985,000         2,993,925
                                                                                                                     --------------
                                                                                                                          6,420,581
                                                                                                                     --------------
   COMMERCIAL PRINTING/FORMS 0.1%
   American Reprographics, Term Loan C, 5.31 - 5.524%, 6/18/09 ................    United States        1,546,000         1,552,369
                                                                                                                     --------------
   CONSTRUCTION MATERIALS 0.4%
   St. Marys Cement Inc., Term Loan B, 5.49%, 12/04/09  .......................        Canada           8,392,299         8,438,876
                                                                                                                     --------------
   CONSUMER SUNDRIES 0.3%
   American Safety Razor Co., Term Loan B, 5.88 - 6.07%, 2/20/12 ..............    United States        1,496,250         1,514,953
   Central Garden & Pet Co., Term Loan, 5.13 - 5.24%, 5/14/09 .................    United States        2,208,804         2,238,910
   Meow Mix Co., Term Loan B, 6.67 - 7.09%, 7/13/11 ...........................    United States        3,045,154         3,098,535
                                                                                                                     --------------
                                                                                                                          6,852,398
                                                                                                                     --------------
   CONTAINERS/PACKAGING 1.6%
   ACI Operations Property Ltd., Term Loan A, 5.12%, 4/01/07 ..................      Australia          2,453,564         2,475,033
   Atlantis Plastics Inc., Term Loan A, 6.09%, 9/22/11 ........................    United States        2,743,125         2,776,262
   Berry Plastics Corp., Term Loan, 5.60 - 5.766%, 12/02/11 ...................    United States        4,000,001         4,067,001


                                       Quarterly Statements of Investments  | 15

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   CONTAINERS/PACKAGING (CONT.)
(c)BSN Glasspack S.A. (Owens Illinois), Term Loan C-1, 7.00%, 4/ 01/08  .......    United States     $  1,193,704    $    1,204,894
   Graham Packaging Co., First Lien Term Loan, 5.938 - 6.063%,
      10/07/11 ................................................................    United States       17,930,421        18,234,700
   Graphic Packaging International Corp., Term Loan C, 5.76 - 6.19%,
      8/08/10 .................................................................    United States        5,787,899         5,880,505
   Owens-Brockway Glass Container Inc., Term Loan B, 5.19%, 4/01/08 ...........    United States        3,794,505         3,834,032
                                                                                                                     --------------
                                                                                                                         38,472,427
                                                                                                                     --------------
   DATA PROCESSING SERVICES 0.3%
   InfoUSA Inc.,
         Term Loan A, 6.24%, 3/25/09 ..........................................    United States        2,343,750         2,366,461
         Term Loan B, 6.24%, 3/30/09 ..........................................    United States        5,190,000         5,240,291
                                                                                                                     --------------
                                                                                                                          7,606,752
                                                                                                                     --------------
   DRUG STORE CHAINS 1.0%
   The Jean Coutu Group (PJC) Inc., Term Loan B, 5.75 - 5.938%,
      7/30/11 .................................................................        Canada          15,373,775        15,638,020
   Rite Aid Corp., Term Loan, 5.08 - 5.13%, 9/22/09 ...........................    United States        6,940,038         7,006,544
                                                                                                                     --------------
                                                                                                                         22,644,564
                                                                                                                     --------------
   ELECTRIC UTILITIES 3.5%
   AES Corp., Term Loan B, 5.07 - 5.69%, 4/30/08 ..............................    United States        2,428,573         2,451,669
(c)Allegheny Energy Supply, Term Loan C, 7.00%, 3/08/11 .......................    United States        3,798,638         3,853,244
   Cogentrix Delaware Holdings Inc., Term Loan B, 5.08%, 4/14/12 ..............    United States        7,465,992         7,561,653
   Coleto Creek WLE LP,
         Term Loan B, 5.68%, 6/30/11 ..........................................    United States        3,289,239         3,346,801
         Term Loan C, 6.516%, 6/30/12 .........................................    United States        2,000,000         2,045,000
   Dynegy Holdings Inc., Term Loan B, 7.34%, 5/27/10 ..........................    United States        7,425,000         7,486,100
(c)Midwest Generation LLC, Term Loan, 5.39 - 5.50%, 4/27/11 ...................    United States        4,272,164         4,329,240
   NRG Energy Inc.,
         Credit Link, 4.868%, 12/24/11 ........................................    United States        6,934,375         7,021,672
         Term Loan B, 5.255 - 5.365%, 12/24/11 ................................    United States        8,871,047         8,982,725
   Pike Electric Inc.,
         Term Loan B, 5.625%, 7/02/12 .........................................    United States        4,160,000         4,201,766
         Term Loan C, 5.688%, 12/10/12 ........................................    United States        1,660,212         1,677,926
   Quanta Services Inc., Term Loan B, 3.43 - 6.47%, 6/19/08 ...................    United States        4,950,000         4,977,770
   Texas Genco LLC,
         Delay Draw, 5.41 - 5.49%, 12/15/11 ...................................    United States        7,114,003         7,228,973
         First Lien Term Loan, 5.41 - 5.46%, 12/15/11 .........................    United States       17,187,210        17,464,972
                                                                                                                     --------------
                                                                                                                         82,629,511
                                                                                                                     --------------
   ELECTRICAL PRODUCTS 0.2%
   Enersys Capital Inc., Term Loan D, 5.219 - 5.66%, 3/17/11 ..................    United States        4,911,722         4,987,313
                                                                                                                     --------------
   ELECTRONIC COMPONENTS 0.1%
   Seagate Technology HDD Holdings, Term Loan B, 5.50%, 5/13/07 ...............    Cayman Islands       2,078,613         2,101,353
   Seagate Technology (US) Holdings, Term Loan B, 5.50%, 5/13/07 ..............    United States          831,387           840,482
                                                                                                                     --------------
                                                                                                                          2,941,835
                                                                                                                     --------------


16 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   ELECTRONICS/APPLIANCES 0.5%
   Directed Electronics Inc., Term Loan, 6.57 - 6.93%, 6/17/10 ................    United States     $  3,616,330    $    3,666,018
   Juno Lighting Inc., First Lien Term Loan, 5.71 - 7.75%, 10/21/10 ...........    United States        5,200,000         5,231,304
   Oreck Corp., Term Loan B, 6.24%, 1/27/12 ...................................    United States        2,587,000         2,625,805
                                                                                                                     --------------
                                                                                                                         11,523,127
                                                                                                                     --------------
   ENGINEERING & CONSTRUCTION 0.1%
   Washington Group International Inc., Synthetic Term Loan, 3.30%,
      6/14/10 .................................................................    United States        2,857,500         2,871,787
                                                                                                                     --------------
   ENVIRONMENTAL SERVICES 2.0%
   Allied Waste North America Inc.,
         Credit Link, 3.34%, 3/08/12 ..........................................    United States        7,381,240         7,440,445
      (c)Revolver, 7.25%, 1/15/10 .............................................    United States           52,381            50,645
         Term Loan B, 5.37 - 5.67%, 3/08/12 ...................................    United States       19,338,379        19,479,801
   Duratek Inc., Term Loan B, 6.55 - 6.75%, 12/16/09 ..........................    United States        2,573,891         2,578,717
   Envirocare of Utah LLC, Term Loan B, 6.11%, 1/31/10 ........................    United States        6,204,546         6,244,254
   Envirosolutions Inc., Term Loan B, 8.75%, 7/07/12 ..........................    United States        5,661,764         5,757,306
   IESI Corp., Term Loan B, 5.284 - 5.62%, 1/21/12 ............................    United States        1,800,000         1,818,216
   Synagro Technologies Inc., Term Loan B, 5.683%, 6/21/12 ....................    United States        2,828,571         2,851,554
                                                                                                                     --------------
                                                                                                                         46,220,938
                                                                                                                     --------------
   FINANCIAL CONGLOMERATES 1.1%
   Fidelity National Information Services Inc., Term Loan B, 5.10%,
      3/09/13 .................................................................    United States       26,348,514        26,433,198
                                                                                                                     --------------
   FOOD DISTRIBUTORS 0.4%
   OSI Group LLC,
         Dutch Term Loan, 5.74%, 9/02/11 ......................................     Netherlands         2,260,694         2,292,722
         German Term Loan, 5.74%, 9/02/11 .....................................       Germany           1,808,556         1,834,177
         U.S. Term Loan, 5.74%, 9/02/11 .......................................    United States        4,069,250         4,126,899
                                                                                                                     --------------
                                                                                                                          8,253,798
                                                                                                                     --------------
   FOOD: MAJOR DIVERSIFIED 1.5%
   Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 6.24%, 8/08/08 .........    United States        7,392,119         7,497,234
   Chiquita Brands LLC, Term Loan C, 5.84%, 6/28/12 ...........................    United States        5,200,000         5,287,750
   Del Monte Corp., Term Loan B, 5.18%, 2/08/12 ...............................    United States        3,192,000         3,234,693
(c)Dole Food Company Inc., Term Loan B, 4.875 - 6.75%, 4/18/12 ................    United States        8,614,678         8,721,018
   Pinnacle Foods Holding Corp., Term Loan B, 6.22 - 6.76%, 11/25/10  .........    United States       10,314,002        10,452,313
                                                                                                                     --------------
                                                                                                                         35,193,008
                                                                                                                     --------------
   FOOD: MEAT/FISH/DAIRY 0.2%
   American Seafoods, Term Loan B, 6.74%, 3/31/09 .............................    United States        1,209,931         1,218,628
   Michael Foods Inc., Term Loan B, 5.09 - 7.50%, 11/21/10 ....................    United States        2,738,255         2,786,174
                                                                                                                     --------------
                                                                                                                          4,004,802
                                                                                                                     --------------
   FOOD: SPECIALTY/CANDY 0.6%
   Leiner Health Products Inc., Term Loan B, 6.38%, 6/09/11 ...................    United States        5,940,000         6,031,654
   Otis Spunkmeyer Inc., Term Loan B, 7.188 - 7.25%, 6/24/11 ..................    United States        4,179,141         4,242,497
(c)Reddy Ice Group Inc., Term Loan, 5.84 - 5.99%, 4/12/12 .....................    United States        3,985,000         4,026,097
                                                                                                                     --------------
                                                                                                                         14,300,248
                                                                                                                     --------------


                                       Quarterly Statements of Investments  | 17

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   FOREST PRODUCTS 0.3%
   Escanaba Timber LLC, Timber Term Facility, 6.00%, 5/02/08 ..................    United States     $  4,200,000    $    4,278,750
   Roseburg Forest Products (RLC Industries), Term Loan B, 4.99%,
      2/24/10 .................................................................    United States        3,569,107         3,588,441
                                                                                                                     --------------
                                                                                                                          7,867,191
                                                                                                                     --------------
   HOME FURNISHINGS 1.5%
   Knoll Inc., Term Loan, 6.35 - 8.25%, 10/01/11 ..............................    United States        5,797,647         5,888,032
   National Bedding Co., Term Loan B, 5.38 - 5.74%, 12/31/10 ..................    United States       12,319,681        12,492,933
   Sealy Mattress Co., Term Loan D, 5.08 - 5.167%, 4/06/12 ....................    United States        8,516,013         8,601,173
   Simmons Holdings Inc., Term Loan C, 5.625 - 6.438%, 12/19/11 ...............    United States        7,299,003         7,368,949
   Tempur World Inc., Term Loan B, 5.74%, 8/15/09 .............................    United States          980,000           986,782
                                                                                                                     --------------
                                                                                                                         35,337,869
                                                                                                                     --------------
   HOME IMPROVEMENT CHAINS 0.3%
   Harbor Freight Tools USA Inc., Term Loan B, 5.77 - 5.914%, 7/31/10  ........    United States        5,706,884         5,781,073
                                                                                                                     --------------
   HOMEBUILDING 1.4%
   CONTECH Construction Products Inc., Term Loan, 5.66 - 7.50%,
      12/07/10 ................................................................    United States        3,385,808         3,434,479
   Goodman Global Holdings Inc., Term Loan B, 5.875%, 12/15/11 ................    United States        6,073,279         6,166,279
   LandSource Communities Development LLC, Term Loan B, 5.938%,
      3/31/10 .................................................................    United States        9,000,000         9,089,550
   Stile Acquisition Corp. (Masonite), CAD Term Loan, 5.49 - 5.66%,
      4/05/13 .................................................................        Canada           6,727,395         6,752,623
   Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 5.49 - 5.66%,
      4/05/13 .................................................................    United States        6,738,855         6,764,126
                                                                                                                     --------------
                                                                                                                         32,207,057
                                                                                                                     --------------
   HOSPITAL/NURSING MANAGEMENT 2.7%
   Beverly Enterprises Inc., Term Loan B, 5.63 - 6.39%, 10/22/08  .............    United States        2,947,500         2,975,089
   Community Health Systems Inc., Term Loan B, 5.07%, 8/19/11  ................    United States        3,962,500         4,020,701
   Iasis Healthcare LLC, Term Loan B, 5.766%, 6/22/11 .........................    United States       12,622,500        12,805,072
   LifePoint Hospitals Inc., Term Loan B, 5.013%, 4/15/12 .....................    United States       23,493,000        23,732,135
   MedCath Corp., Term Loan B, 5.879%, 6/30/11 ................................    United States        5,643,000         5,706,484
   Psychiatric Solutions Inc., Term Loan B, 5.338%, 7/01/12 ...................    United States        3,300,000         3,352,596
   Vanguard Health Holding Co. II LLC,
         Initial Sub Tranche 2, 6.29 - 6.74%, 9/23/11 .........................    United States        1,990,000         2,028,367
         Term Loan B, 6.74%, 9/23/11 ..........................................    United States        9,428,750         9,607,613
                                                                                                                     --------------
                                                                                                                         64,228,057
                                                                                                                     --------------
   HOTEL/RESORTS/CRUISELINES 0.8%
   Resorts International Holdings LLC, Term Loan B, 5.99%, 4/26/12 ............    United States        3,141,732         3,182,968
   Venetian Casino Resorts, Term Loan B, 5.24%, 8/17/11 .......................    United States       15,752,137        15,965,909
                                                                                                                     --------------
                                                                                                                         19,148,877
                                                                                                                     --------------
   HOUSEHOLD/PERSONAL CARE 1.6%
   Fender Musical Instruments, Term Loan B, 5.46%, 3/15/12 ....................    United States        2,394,000         2,429,910
   Jarden Corp.,
         Term Loan B, 5.30 - 5.49%, 1/24/12 ...................................    United States        6,230,174         6,289,697
      (c)Term Loan B2, 7.00%, 11/15/11 ........................................    United States       11,600,000        11,669,600


18 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   HOUSEHOLD/PERSONAL CARE (CONT.)
   Prestige Brands Inc., Term Loan B, 5.38%, 4/06/11 ..........................    United States     $  8,050,640    $    8,137,853
   Spectrum Brands Inc., Term Loan B, 5.27 - 5.56%, 2/07/12 ...................    United States        8,678,250         8,801,195
                                                                                                                     --------------
                                                                                                                         37,328,255
                                                                                                                     --------------
   INDUSTRIAL CONGLOMERATES 0.6%
   Invensys (BTR Dunlop),
         Bonding Facility, 6.351%, 3/05/09 ....................................    United States        3,891,840         3,930,369
         Term Loan B, 6.881%, 9/05/09 .........................................    United States        2,451,665         2,488,440
   TriMas Corp., Term Loan B, 6.90%, 12/06/09  ................................    United States        7,882,992         7,951,968
                                                                                                                     --------------
                                                                                                                         14,370,777
                                                                                                                     --------------
   INDUSTRIAL MACHINERY 1.7%
   Colfax Corp., Term Loan B, 5.75%, 11/30/11 .................................    United States        3,980,000         4,019,800
   Dresser Inc.,
         Term Loan C, 5.99%, 4/10/09 ..........................................    United States        1,621,951         1,639,522
         Unsecured Term Loan, 6.91%, 3/01/10 ..................................    United States        2,750,000         2,779,791
   Dresser-Rand Group Inc., Term Loan B, 5.438 - 5.49%, 10/29/11 ..............    United States        3,357,901         3,410,892
   Flowserve Corp., Term Loan C, 6.125 - 6.25%, 6/30/09 .......................    United States        2,751,764         2,770,110
   Itron Inc., Term Loan C, 5.063 - 7.00%, 7/01/11 ............................    United States          686,539           694,691
   Mueller Group, Term Loan, 6.07 - 6.24%, 4/14/11 ............................    United States        9,799,815         9,885,563
   Rexnord Corp., Term Loan, 5.75 - 7.25%, 12/31/11 ...........................    United States        6,096,459         6,181,553
   Sensus Metering Systems Inc., Term Loan, 5.58 - 6.35%, 12/17/10 ............    United States        9,058,546         9,188,717
                                                                                                                     --------------
                                                                                                                         40,570,639
                                                                                                                     --------------
   INDUSTRIAL SPECIALTIES 0.2%
   Xerium Technologies Inc., Term Loan B, 5.49%, 5/18/12 ......................    United States        3,950,000         4,010,486
                                                                                                                     --------------
   INFORMATION TECHNOLOGY SERVICES 1.3%
   Relizon Co.,
         Incremental Term Loan B-1, 6.28%, 2/20/11 ............................        Canada             425,902           428,832
         Term Loan B, 6.28%, 2/20/11 ..........................................    United States        3,901,598         3,928,441
   Telcordia Technologies Inc., Term Loan B, 6.07%, 9/14/12 ...................    United States        3,872,295         3,865,035
   Transfirst Holdings, Term Loan B, 7.50%, 3/31/10 ...........................    United States        7,425,000         7,537,266
   Xerox Corp., Term Loan, 5.24%, 9/30/08 .....................................    United States       15,500,000        15,635,625
                                                                                                                     --------------
                                                                                                                         31,395,199
                                                                                                                     --------------
   INSURANCE BROKERS/SERVICES 0.3%
   Alliant Resources Group Inc., Term Loan B, 6.88 - 6.99%, 8/31/11 ...........    United States        6,682,500         6,720,089
                                                                                                                     --------------
   LIFE/HEALTH INSURANCE 0.7%
   Conseco Inc., Term Loan, 6.99%, 6/22/10 ....................................    United States       15,342,410        15,492,643
                                                                                                                     --------------
   MAJOR PHARMACEUTICALS 0.4%
   Warner Chilcott Holdings Co.,
         Term Loan B, 5.96 - 6.18%, 1/18/12 ...................................     Puerto Rico         5,499,910         5,565,221
         Term Loan C, 6.18%, 1/18/12 ..........................................    United States        2,216,195         2,242,513
         Term Loan D, 6.18%, 1/18/12 ..........................................       Bermuda           1,023,820         1,035,978
                                                                                                                     --------------
                                                                                                                          8,843,712
                                                                                                                     --------------


                                       Quarterly Statements of Investments  | 19

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   MAJOR TELECOMMUNICATIONS 1.0%
   Alaska Communications Systems Holdings Inc.,
         Incremental Term Loan, 5.49%, 2/01/12 ................................    United States     $  1,728,567    $    1,754,675
         Term Loan, 5.59%, 2/01/12 ............................................    United States        9,857,133        10,006,015
(c)Consolidated Communications Inc., Term Loan D, 5.73 - 5.815%,
      10/14/11 ................................................................    United States        4,193,869         4,240,966
   Hawaiian Telecom Communications Inc., Term Loan B, 5.73%,
      10/31/12 ................................................................    United States        6,045,000         6,132,840
   Qwest Corp., Term Loan A, 8.10%, 6/30/07 ...................................    United States        1,600,000         1,654,875
(e)Winstar Communications Inc., DIP, 2/20/49 ..................................    United States        3,926,973               393
                                                                                                                     --------------
                                                                                                                         23,789,764
                                                                                                                     --------------
   MANAGED HEALTH CARE 1.0%
   Multiplan Inc., Term Loan, 6.24%, 3/04/09 ..................................    United States        3,993,056         4,030,271
   PacifiCare Health Systems Inc., Term Loan B, 4.938 - 5.188%,
      12/13/10 ................................................................    United States       18,805,500        18,897,572
                                                                                                                     --------------
                                                                                                                         22,927,843
                                                                                                                     --------------
   MARINE SHIPPING 0.2%
   Horizon Lines LLC, Term Loan C, 5.99%, 7/07/11 .............................    United States        4,257,000         4,319,080
   US Shipping Partners LP, Term Loan, 5.49%, 4/25/09  ........................    United States        1,235,938         1,248,684
                                                                                                                     --------------
                                                                                                                          5,567,764
                                                                                                                     --------------
   MEDIA CONGLOMERATES 0.4%
   Canwest Media Inc., Term Loan E, 5.638%, 5/15/09 ...........................        Canada           3,095,263         3,126,432
   Liberty Group Operating Inc., Term Loan B, 5.625%, 2/28/12 .................    United States        6,895,219         6,965,605
                                                                                                                     --------------
                                                                                                                         10,092,037
                                                                                                                     --------------
   MEDICAL DISTRIBUTORS 0.4%
   VWR International Inc., Term Loan B, 6.14%, 4/07/11 ........................    United States        9,611,000         9,740,153
                                                                                                                     --------------
   MEDICAL SPECIALTIES 0.6%
   Cooper Companies Inc., Term Loan B, 5.00%, 1/06/12 .........................    United States        3,200,000         3,222,000
   Fisher Scientific International Inc., Term Loan B, 4.99%, 8/02/11 ..........    United States        3,764,169         3,797,692
   HealthTronics Inc., Term Loan B, 5.25%, 3/23/11 ............................    United States        6,084,750         6,145,598
   Kinetic Concepts Inc., Term Loan B2, 5.24%, 8/11/10 ........................    United States        1,952,143         1,975,325
                                                                                                                     --------------
                                                                                                                         15,140,615
                                                                                                                     --------------
   MEDICAL/NURSING SERVICES 2.3%
   Alliance Imaging Inc., Term Loan C1, 5.563 - 5.938%, 12/29/11 ..............    United States        2,940,025         2,984,125
   AMR Holdco/Emcare Holdco, Term Loan B, 5.50 - 5.91% 2/02/12 ................    United States        6,733,125         6,844,646
(c)DaVita Inc., Term Loan B, 7.50%, 7/31/12 ...................................    United States       23,600,000        23,996,622
   Insight Health Services,
         Term Loan, 7.093%, 10/17/08 ..........................................    United States        3,568,511         3,584,141
         Term Loan B, 7.24%, 10/17/08 .........................................    United States          747,849           751,147
   Sheridan Healthcare, Term Loan B, 6.64 - 6.82%, 11/09/10 ...................    United States        2,681,250         2,726,496
   Team Health Inc., Term Loan C, 6.24%, 3/23/11 ..............................    United States        5,740,711         5,795,248
   US Oncology Inc., Term Loan B, 6.063 - 6.438%, 8/20/11 .....................    United States        5,896,323         5,999,509
                                                                                                                     --------------
                                                                                                                         52,681,934
                                                                                                                     --------------


20 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   MISCELLANEOUS COMMERCIAL SERVICES 2.5%
   Buhrmann US Inc., Term Loan C1, 5.71 - 5.921%, 12/23/10 ....................    United States     $ 12,135,915    $   12,304,726
   CCC Information Services Group Inc., Term Loan B, 6.24%, 8/15/10 ...........    United States        5,675,314         5,784,677
   Corrections Corp. (Prison Realty), Term Loan E, 5.25 - 5.41%, 3/31/08  .....    United States        2,386,745         2,425,530
   Global Imaging Systems Inc., Term Loan B, 4.75 - 4.99%, 6/30/09 ............    United States       10,412,104        10,493,454
(c)IPC Acquisition Corp., Term Loan B, 8.00%, 12/31/10 ........................    United States        2,300,000         2,337,375
   JohnsonDiversey Inc.,
         Term Loan B, 4.96 - 5.09%, 5/03/08 ...................................    United States        5,920,681         5,980,811
      (c)Tranche B EURO, 4.96%, 11/03/09 ......................................    United States        4,222,386         4,267,249
   Language Lines Inc., Term Loan B, 7.81 - 7.90%, 6/11/11 ....................    United States        4,784,850         4,851,408
   US Investigations Services Inc., Term Loan C, 6.93%, 12/31/08  .............    United States        3,160,870         3,173,134
   Worldspan, Term Loan B, 6.00 - 6.188%, 2/11/10 .............................    United States        7,022,222         6,881,778
                                                                                                                     --------------
                                                                                                                         58,500,142
                                                                                                                     --------------
   MISCELLANEOUS MANUFACTURING 0.1%
   Day International Group Inc., Term Loan D, 6.99%, 9/16/09 ..................    United States        1,996,197         2,002,325
                                                                                                                     --------------
   MOVIES/ENTERTAINMENT 5.7%
   24 Hour Fitness Inc., Term Loan B, 6.78%, 5/26/12 ..........................    United States        4,000,000         4,066,252
   Carmike Cinemas Inc., Term Loan B, 5.93%, 5/19/12  .........................    United States        2,537,817         2,574,298
   Cinemark USA Inc., Term Loan, 4.98 - 5.18%, 3/31/11 ........................    United States        6,844,302         6,948,609
   Cinram International Inc., Term Loan D, 6.33%, 9/30/09 .....................        Canada           7,863,500         7,973,589
   Houston Ltd. Partners NFL Holdings LP, Term Loan B, 4.438 - 4.75%,
      1/05/10 .................................................................    United States        4,000,000         4,018,600
   Loews Cineplex Entertainment Corp., Term Loan B, 5.46 - 5.80%,
      7/30/11 .................................................................    United States        5,416,409         5,460,840
   Metro-Goldwyn-Mayer Inc., Term Loan B, 5.74%, 4/06/12 ......................    United States       26,800,000        27,121,600
   Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan, 8.016%,
      12/29/08 ................................................................    United States        1,250,000         1,234,375
   Minnesota Wild Hockey Club LP (Operating Co.), Term Loan, 6.15%,
      12/29/08 ................................................................    United States        1,000,000         1,001,875
   New Jersey Devils (NJSEA), Term Loan, 5.59%, 9/30/06 .......................    United States        1,089,923         1,092,026
   New Jersey Devils LLC, Term Loan, 7.23%, 9/30/06 ...........................    United States        3,900,000         3,912,831
   Rainbow National Services LLC, Term Loan B, 6.13%, 3/31/12 .................    United States       15,062,250        15,220,404
   Regal Cinemas Inc., Term Loan B, 5.24%, 11/10/10 ...........................    United States       24,547,384        24,838,885
   WMG Acquisition Corp. (Warner Music), Term Loan B, 5.29 - 5.64%,
      3/01/11 .................................................................    United States       26,769,747        27,061,349
                                                                                                                     --------------
                                                                                                                        132,525,533
                                                                                                                     --------------
   OIL & GAS PIPELINES 0.4%
   El Paso Corp.,
         L/C Term Loan, 2.964%, 11/23/09 ......................................    United States        3,187,500         3,219,624
         Term Loan B, 6.24%, 11/23/09 .........................................    United States        5,248,750         5,318,868
                                                                                                                     --------------
                                                                                                                          8,538,492
                                                                                                                     --------------
   OIL & GAS PRODUCTION 1.4%
   Kerr-Mcgee Corporation,
         Term Loan B, 5.79%, 5/24/11 ..........................................    United States        4,700,000         4,786,790
         Term Loan X, 5.71%, 5/24/07 ..........................................    United States       21,700,000        21,862,750
   Williams Production RMT Co., Term Loan C, 5.64%, 5/30/08 ...................    United States        5,880,450         5,880,450
                                                                                                                     --------------
                                                                                                                         32,529,990
                                                                                                                     --------------


                                       Quarterly Statements of Investments  | 21

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   OIL REFINING/MARKETING 1.3%
   Getty Petroleum Marketing, Term Loan B, 6.49%, 5/19/10 .....................    United States     $  2,791,436    $    2,819,462
   Lyondell-Citgo Refining LP, Term Loan, 5.299 - 5.51%, 5/21/07 ..............    United States        5,940,000         6,005,281
   Magellan Midstream Holdings LP, Term Loan B, 5.785%, 6/30/12 ...............    United States        7,833,000         7,962,738
   SemCams Holding Co. (SemGroup), CAD Term Loan, 5.99%, 8/27/08 ..............        Canada             590,827           598,212
   SemGroup LP, U.S. Term Loan, 6.121 - 7.25%, 3/16/11 ........................    United States        2,276,923         2,305,385
   Tesoro Petroleum Corp., L/C Term Loan, 3.388%, 6/30/07 .....................    United States        4,500,000         4,512,240
   Universal Compression Inc., Term Loan B, 5.24%, 2/15/12 ....................    United States        5,087,250         5,157,993
                                                                                                                     --------------
                                                                                                                         29,361,311
                                                                                                                     --------------
   OTHER CONSUMER SERVICES 0.7%
   Alderwoods Group Inc., Term Loan B2, 5.08 - 5.84%, 9/29/09  ................    United States        1,904,969         1,933,391
   Knowledge Learning Corp., Term Loan B, 5.99%, 1/07/12 ......................    United States        4,491,111         4,524,794
   Protection One Inc., Term Loan B, 6.29 - 6.46%, 4/15/11 ....................    United States        1,598,000         1,619,973
   Vicar Operating Inc. (Veterinary Centers), Term Loan B, 5.00%, 5/11/11  ....    United States        5,419,750         5,473,948
   Weight Watchers,
         Additional Term Loan B, 5.114%, 3/31/10 ..............................    United States          985,000           998,544
         Term Loan B, 5.18%, 3/31/10 ..........................................    United States        1,985,000         2,009,574
                                                                                                                     --------------
                                                                                                                         16,560,224
                                                                                                                     --------------
   OTHER CONSUMER SPECIALTIES 1.4%
   Alliance Laundry Systems LLC, Term Loan B, 5.59%, 1/27/12 ..................    United States        4,424,432         4,488,542
   Solo Cup Co., Term Loan B, 5.32 - 5.49%, 2/27/11 ...........................    United States       19,774,749        20,026,877
   Visant Holding Corp. (Jostens), Term Loan C, 5.754 - 5.94%, 10/01/11  ......    United States        8,114,845         8,246,712
                                                                                                                     --------------
                                                                                                                         32,762,131
                                                                                                                     --------------
   PACKAGED SOFTWARE 0.9%
(c)Sungard Data Systems Inc., Term Loan, 7.75%, 2/11/13 .......................    United States       21,008,000        21,349,380
                                                                                                                     --------------
   PERSONNEL SERVICES 0.1%
   Allied Security Holdings LLC, Term Loan B, 7.24%, 6/30/10 ..................    United States        2,103,095         2,138,238
                                                                                                                     --------------
   PRECIOUS METALS 0.1%
(c)Longyear Holdings Inc. (Boart), Term Loan, 7.75%, 7/22/12 ..................    United States        2,800,000         2,856,000
                                                                                                                     --------------
   PUBLISHING: BOOKS/MAGAZINES 2.0%
   Dex Media East LLC, Term Loan B, 4.75 - 5.33%, 5/08/09 .....................    United States        7,129,704         7,233,085
   Dex Media West LLC, Term Loan B, 4.75 - 5.33%, 3/09/10 .....................    United States       15,216,528        15,445,643
   F&W Publications Inc., Term Loan B, 7.088 - 7.10%, 12/31/09  ...............    United States        2,705,030         2,705,814
   R.H. Donnelley Inc.,
         Term Loan A3, 5.10 - 5.24%, 12/31/09 .................................    United States        1,669,775         1,690,300
         Term Loan D, 5.11 - 5.30%, 6/30/11 ...................................    United States       19,765,932        20,058,626
                                                                                                                     --------------
                                                                                                                         47,133,468
                                                                                                                     --------------
   PUBLISHING: NEWSPAPERS 0.8%
   Freedom Communications, Term Loan B, 4.83%, 5/16/13 ........................    United States        2,718,992         2,746,617
   Herald Media, Term Loan B, 5.99%, 7/30/11 ..................................    United States        3,957,519         3,992,147
   Journal Register Co., Term Loan B, 5.00 - 5.18%, 8/13/12 ...................    United States        9,000,000         9,078,750
   MediaNews Group Inc., Term Loan C, 4.99%, 12/30/10 .........................    United States        1,836,000         1,836,790
                                                                                                                     --------------
                                                                                                                         17,654,304
                                                                                                                     --------------


22 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   PULP & PAPER 2.1%
   Appleton Papers Inc., Term Loan B, 5.55 - 5.73%, 6/11/10 ...................    United States     $    860,400    $      869,004
   Boise Cascade LLC, Term Loan D, 5.25%, 10/28/11 ............................    United States        8,278,908         8,413,962
   Intertape Polymer Group Inc., Term Loan B, 5.65 - 5.742%, 7/28/11 ..........    United States        9,528,000         9,702,677
   JSG Acquisitions (MDCP),
         Term Loan B, 6.31%, 9/12/10 ..........................................       Ireland           1,214,620         1,218,835
         Term Loan C, 6.81%, 9/12/11 ..........................................       Ireland           1,214,620         1,219,540
   Koch Cellulose LLC,
         L/C Term Loan, 4.84%, 5/07/11 ........................................    United States        1,286,264         1,303,146
         Term Loan B, 5.24%, 5/07/11 ..........................................    United States        4,175,777         4,230,584
   NewPage Corp., Term Loan, 6.25 - 6.493%, 5/02/11 ...........................    United States        8,000,000         8,160,000
   Smurfit-Stone Container Canada Inc., Term Loan C, 5.375%, 11/01/11  ........        Canada           2,777,738         2,823,746
   Smurfit-Stone Container Enterprises,
         L/C Term Loan, 3.43%, 11/01/10 .......................................    United States        1,135,290         1,154,448
         Term Loan B, 5.375 - 5.563%, 11/01/11 ................................    United States        9,027,649         9,177,173
                                                                                                                     --------------
                                                                                                                         48,273,115
                                                                                                                     --------------
   RAILROADS 0.3%
   Helm Financial Corp., Term Loan B, 5.84%, 7/08/11 ..........................    United States        2,140,000         2,176,112
   Kansas City Southern Railway Co., Term Loan B1, 5.08 - 5.24%,
      3/31/08 .................................................................    United States        3,688,465         3,746,097
   RailAmerica Inc.,
         CAD Term Loan, 5.563%, 9/29/11 .......................................        Canada             223,603           227,423
         U.S. Term Loan, 5.563%, 9/29/11 ......................................    United States        1,891,560         1,923,873
                                                                                                                     --------------
                                                                                                                          8,073,505
                                                                                                                     --------------
   REAL ESTATE DEVELOPMENT 0.6%
   CNL Hotel & Resorts, Term Loan B, 5.85%, 10/13/06 ..........................    United States        2,678,217         2,684,913
   EH/Transeastern LLC (Technical Olympic USA), Term Loan B, 8.00%,
      8/15/08 .................................................................    United States        4,300,000         4,367,187
   Kyle Acquisition Group,
         Term Loan A, 6.25%, 7/08/10 ..........................................    United States        3,479,228         3,531,417
         Term Loan B, 6.25%, 7/20/10 ..........................................    United States        3,220,772         3,269,083
                                                                                                                     --------------
                                                                                                                         13,852,600
                                                                                                                     --------------
   REAL ESTATE INVESTMENT TRUSTS 1.8%
   Crescent Real Estate Funding XII, Term Loan, 5.59%, 1/12/06  ...............    United States        7,584,658         7,658,138
   General Growth Properties Inc., Term Loan B, 5.49%, 11/12/08  ..............    United States        8,960,717         9,088,031
   Macerich Co.,
         Interim Loan Facility, 4.89%, 3/31/06 ................................    United States        4,100,000         4,105,125
         Term Loan B, 6.75%, 4/25/10 ..........................................    United States        7,200,000         7,227,000
   Maguire Properties Inc., Term Loan B, 5.09%, 3/15/10 .......................    United States        6,225,000         6,275,298
(c)Newkirk Master LP, Term Loan B, 7.948%, 7/31/08 ............................    United States        7,699,616         7,699,616
                                                                                                                     --------------
                                                                                                                         42,053,208
                                                                                                                     --------------
   RECREATIONAL PRODUCTS 0.4%
   PlayPower Inc., Term Loan, 6.49%, 2/07/10 ..................................    United States        1,700,000         1,722,457
   Pure Fishing Inc., Term Loan B, 6.48 - 6.77%, 9/30/10 ......................    United States        3,937,513         3,968,146
   True Temper Sports Inc., Term Loan, 5.99 - 8.25%, 3/15/11 ..................    United States        3,595,902         3,584,072
                                                                                                                     --------------
                                                                                                                          9,274,675
                                                                                                                     --------------


                                       Quarterly Statements of Investments  | 23

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   RESTAURANTS 1.1%
   Arby's Restaurant Holdings LLC, Term Loan B, 7.50%, 7/15/12 ................    United States     $  7,850,000    $    7,957,121
   Burger King Corp., Term Loan B, 5.188%, 6/29/12 ............................    United States        2,300,000         2,338,574
   CKE Restaurants Inc., Term Loan, 5.50%, 4/30/09 ............................    United States        1,597,976         1,613,956
   Dominos Inc., Term Loan, 5.25%, 6/25/10 ....................................    United States        5,400,715         5,485,560
   Jack In The Box Inc., Term Loan B, 5.08 - 5.23%, 1/08/11 ...................    United States        3,940,000         3,990,483
   Landry's Restaurants Inc., Term Loan B, 5.24%, 12/28/10 ....................    United States        3,980,000         4,033,483
                                                                                                                     --------------
                                                                                                                         25,419,177
                                                                                                                     --------------
   SEMICONDUCTORS 0.3%
   Fairchild Semiconductor Corp., Term Loan, 5.25 - 5.438%, 12/31/10  .........    United States        6,082,279         6,150,705
                                                                                                                     --------------
   SERVICES TO THE HEALTH INDUSTRY 0.3%
   Accredo Health Inc., Term Loan B, 5.24%, 8/02/11 ...........................    United States        5,724,666         5,746,134
   Quintiles Transnational Corp., Term Loan B, 5.24%, 9/25/09 .................    United States        2,092,557         2,104,328
                                                                                                                     --------------
                                                                                                                          7,850,462
                                                                                                                     --------------
   SPECIALTY STORES 0.8%
   Movie Gallery Inc., Term Loan B, 6.49%, 4/27/11 ............................    United States        4,500,000         4,546,408
   Pantry Inc., Term Loan, 5.74%, 3/12/11 .....................................    United States        7,159,251         7,233,636
   Travelcenters of America Inc., Term Loan, 5.09%, 12/01/11 ..................    United States        7,000,000         7,088,592
                                                                                                                     --------------
                                                                                                                         18,868,636
                                                                                                                     --------------
   SPECIALTY TELECOMMUNICATIONS 2.7%
   D&E Communications Inc., Term Loan B, 5.30 - 7.25%, 12/31/11 ...............    United States        3,988,716         4,018,632
   Fairpoint Communications Inc.,
         Revolver, 0.50 - 7.25%, 2/08/11 ......................................    United States          960,250           937,934
         Term Loan B, 5.438 - 5.563%, 2/08/12 .................................    United States        8,200,000         8,317,875
   GCI Holdings Inc., Term Loan, 7.00%, 11/01/07 ..............................    United States        4,566,798         4,590,773
   Iowa Telecommunications Services Inc., Term Loan B, 5.49 - 5.54%,
      11/30/11 ................................................................    United States       12,750,000        12,943,239
(c)Madison River Capital LLC, Term Loan B, 7.75%, 7/31/12 .....................    United States        4,400,000         4,477,915
   Ntelos Inc., Term Loan B, 5.99%, 8/24/11 ...................................    United States       10,646,500        10,682,432
   Valor Telecommunications Enterprises LLC, Term Loan, 5.49%,
      10/30/11 ................................................................    United States       15,950,000        16,162,199
                                                                                                                     --------------
                                                                                                                         62,130,999
                                                                                                                     --------------
   STEEL 0.2%
   Copperweld Corp., Term Loan, 7.99%, 12/17/11 ...............................    United States        4,047,480         4,077,836
                                                                                                                     --------------
   TOBACCO 0.1%
   Commonwealth Brands Inc., Term Loan, 6.813%, 8/28/07 .......................    United States        1,486,745         1,514,621
                                                                                                                     --------------
   WHOLESALE DISTRIBUTORS 0.3%
   Interline Brands,
         Term Loan B, 5.74%, 12/31/10 .........................................    United States        2,985,000         3,022,193
      (c)Term Loan B2, 7.25%, 12/31/10 ........................................    United States        1,105,000         1,105,000
   National Waterworks Inc., Term Loan C, 5.99%, 11/22/09 .....................    United States        1,653,062         1,675,791
   Nebraska Book Co., Term Loan C, 5.88%, 3/04/11 .............................    United States        1,975,000         1,993,368
                                                                                                                     --------------
                                                                                                                          7,796,352
                                                                                                                     --------------


24 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
   FRANKLIN FLOATING RATE DAILY ACCESS FUND                                           COUNTRY          AMOUNT(a)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(b)SENIOR FLOATING RATE INTERESTS (CONT.)
   WIRELESS COMMUNICATIONS 1.7%
   AAT Communications Corp.,
         First Lien Term Loan, 7.00%, 7/31/12 .................................    United States     $  8,000,000    $    8,110,000
         Second Lien Term Loan, 8.00%, 7/31/13 ................................    United States        2,000,000         2,027,500
   American Tower Inc., Term Loan C, 4.96%, 8/31/11 ...........................    United States        1,891,423         1,915,066
   Nextel Partners Inc., Term Loan D, 4.83%, 5/31/12 ..........................    United States       10,282,258        10,388,268
   SBA Communications Corp., Term Loan, 5.48 - 5.74%, 10/31/08 ................    United States       14,502,767        14,710,303
   SpectraSite Communications Inc., Term Loan B, 4.91%, 5/18/12 ...............    United States        3,588,958         3,626,717
                                                                                                                     --------------
                                                                                                                         40,777,854
                                                                                                                     --------------
   TOTAL SENIOR FLOATING RATE INTERESTS (COST $2,149,158,503) .................                                       2,164,903,839
                                                                                                                     --------------

                                                                                                         --------
                                                                                                          SHARES/
                                                                                                         WARRANTS
                                                                                                         --------
   COMMON STOCKS AND WARRANTS 0.5%
   COMMERCIAL PRINTING/FORMS 0.0%
(f)Vertis Holdings Inc., wts., 6/30/11 ........................................    United States           39,812                --
                                                                                                                     --------------
   STEEL 0.4%
(f)Copperweld Holding Co., A ..................................................    United States              242         4,059,550
(f)Copperweld Holding Co., B ..................................................    United States            1,741         5,440,625
                                                                                                                     --------------
                                                                                                                          9,500,175
                                                                                                                     --------------
   WIRELESS COMMUNICATIONS 0.1%
(f)First Avenue Networks Inc. .................................................    United States          362,173         2,165,795
(f)Leap Wireless International Inc. ...........................................    United States           38,068         1,182,011
                                                                                                                     --------------
                                                                                                                          3,347,806
                                                                                                                     --------------
   TOTAL COMMON STOCK AND WARRANTS (COST $4,890,896) ..........................                                          12,847,981
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $2,161,049,399) ..........................                                       2,185,241,820
                                                                                                                     --------------

                                                                                                      -----------
                                                                                                        SHARES
                                                                                                      -----------
   SHORT TERM INVESTMENT (COST $250,237,457) 10.7%
   MONEY FUND 10.7%
(g)Franklin Institutional Fiduciary Trust Money Market Portfolio ..............    United States      250,237,457    $  250,237,457
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $2,411,286,856) 104.0% .............................                                       2,435,479,277
   OTHER ASSETS, LESS LIABILITIES (4.0)% ......................................                                         (94,319,063)
                                                                                                                     --------------
   NET ASSETS 100.0% ..........................................................                                      $2,341,160,214
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 49.

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   The coupon rate shown represents the rate at period end.

(c)   Security purchased on a delayed delivery basis.

(d)   See Note 3 regarding other considerations.

(e)   Defaulted security.

(f)   Non-income producing.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
   FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                      AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.9%
   MORTGAGE-BACKED SECURITIES 45.9%
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 8.2%
   FHLMC Gold 15 Year, 4.50%, 1/01/19 .....................................    $ 3,577,119    $  3,526,297
   FHLMC Gold 15 Year, 4.50%, 2/01/19 .....................................      3,733,445       3,677,934
   FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 ..........................      2,047,642       2,055,792
   FHLMC Gold 15 Year, 5.50%, 9/01/18 .....................................      6,227,718       6,355,669
   FHLMC Gold 15 Year, 7.00%, 3/01/07 - 9/01/13 ...........................        713,165         745,554
   FHLMC Gold 30 Year, 6.00%, 11/01/32 - 4/01/33 ..........................      4,564,853       4,664,802
   FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 ..........................      3,903,001       4,242,937
   FHLMC Gold 30 Year, 9.50%, 3/01/21 - 3/01/21 ...........................        220,177         234,997
                                                                                              ------------
                                                                                                25,503,982
                                                                                              ------------
(a)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
   FHLMC, 4.437%, 9/01/33 .................................................        291,164         287,479
                                                                                              ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 12.8%
   FNMA 7 Year Balloon, 6.50%, 9/01/05 - 10/01/06  ........................         23,067          23,042
   FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 ................................      1,038,317       1,022,904
   FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18  ................................     10,373,066      10,408,386
   FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 ................................     13,368,918      13,649,412
   FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17  ................................      5,874,247       6,072,130
   FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16 ...............................      2,315,572       2,397,172
   FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14  ................................      1,129,536       1,183,355
   FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 ................................        400,441         423,801
   FNMA 30 Year, 5.00%, 7/01/33 ...........................................        716,125         706,982
   FNMA 30 Year, 5.50%, 5/01/33 ...........................................      2,621,947       2,637,984
   FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 ................................        641,833         686,090
   FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22  ................................        642,521         706,179
                                                                                              ------------
                                                                                                39,917,437
                                                                                              ------------
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 20.6%
   FNMA, 3.26%, 5/01/34 ...................................................      5,800,109       5,736,187
   FNMA, 3.356%, 4/01/35 ..................................................        852,929         840,830
   FNMA, 3.479%, 3/01/34 ..................................................        695,204         689,895
   FNMA, 3.519%, 4/01/34 ..................................................      1,645,812       1,591,924
   FNMA, 3.895%, 3/01/33 ..................................................        400,574         387,806
   FNMA, 4.006%, 1/01/35 ..................................................      1,023,806       1,014,203
   FNMA, 4.068%, 12/01/34 .................................................      6,682,452       6,661,930
   FNMA, 4.105%, 8/01/34 ..................................................      7,888,140       7,957,366
   FNMA, 4.206%, 6/01/33 ..................................................      1,090,407       1,086,783
   FNMA, 4.231%, 6/01/34 ..................................................      3,199,271       3,174,929
   FNMA, 4.233%, 12/01/33 .................................................        686,381         681,965
   FNMA, 4.278%, 4/01/33 ..................................................      1,854,369       1,847,033
   FNMA, 4.337%, 1/01/33 ..................................................      1,054,908       1,059,481
   FNMA, 4.341%, 9/01/33 ..................................................      6,401,663       6,243,274
   FNMA, 4.366%, 2/01/34 ..................................................      5,261,902       5,250,022
   FNMA, 4.497%, 8/01/34 ..................................................      6,085,252       6,026,990
   FNMA, 4.50%, 12/01/32 ..................................................        194,588         195,715


26 |  Quarterly Statements of Investments

   FRANKLIN INVESTORS SECURITIES TRUST

----------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
   FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                      AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE-BACKED SECURITIES (CONT.)
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
   FNMA, 4.62%, 7/01/34 ...................................................    $ 5,365,828    $  5,357,445
   FNMA, 4.653%, 1/01/33 ..................................................         99,505         100,206
   FNMA, 4.715%, 10/01/33 .................................................        878,565         882,510
   FNMA, 4.84%, 9/01/32 ...................................................        103,853         105,177
   FNMA, 4.911%, 11/01/32 .................................................      6,947,621       7,001,082
                                                                                              ------------
                                                                                                63,892,753
                                                                                              ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 4.2%
   GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 ...........................      1,443,534       1,510,639
   GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 ..........................        385,884         409,368
   GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 ............................      1,499,641       1,519,784
   GNMA I SF 30 Year, 6.00%, 3/15/33 ......................................        440,355         453,125
   GNMA I SF 30 Year, 7.50%, 11/15/05 - 1/15/17 ...........................      1,721,850       1,772,840
   GNMA I SF 30 Year, 8.00%, 11/15/16 - 1/15/17 ...........................        214,982         231,207
   GNMA I SF 30 Year, 8.50%, 12/15/05 - 1/15/17 ...........................        291,998         308,444
   GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 ............................      1,030,786       1,123,760
   GNMA II SF 30 Year, 5.00%, 9/20/33 .....................................      3,940,416       3,908,619
   GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 .........................      1,465,158       1,559,401
   GNMA II SF 30 Year, 9.00%, 6/20/16 - 11/20/16 ..........................        144,176         156,556
   GNMA II SF 30 Year, 9.50%, 6/20/16 .....................................         83,785          91,805
                                                                                              ------------
                                                                                                13,045,548
                                                                                              ------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $143,019,439) ...................                    142,647,199
                                                                                              ------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 53.0%
   FHLMC, 2.375%, 2/15/07 .................................................      4,000,000       3,895,288
   FHLMC, 2.875%, 5/17/07 .................................................     24,000,000      23,483,808
   FNMA, 3.00%, 8/15/07 ...................................................     11,000,000      10,748,606
   FNMA, 3.125%, 7/15/06 ..................................................     20,000,000      19,826,880
   FNMA, 3.125%, 12/15/07 .................................................      9,000,000       8,779,365
   FNMA, 4.25%, 5/15/09 ...................................................      7,000,000       6,977,166
   FNMA, 7.25%, 1/15/10 ...................................................      3,000,000       3,345,228
   U.S. Treasury Note, 3.00%, 2/15/08 .....................................     17,000,000      16,580,984
   U.S. Treasury Note, 3.125%, 4/15/09 ....................................     21,000,000      20,295,366
   U.S. Treasury Note, 3.375%, 11/15/08 ...................................     30,500,000      29,839,980
   U.S. Treasury Note, 3.375%, 9/15/09 ....................................      5,000,000       4,858,205
   U.S. Treasury Note, 4.00%, 3/15/10 .....................................      9,500,000       9,442,857
   U.S. Treasury Note, 4.00%, 4/15/10 .....................................      1,000,000         993,594
   U.S. Treasury Note, 6.50%, 2/15/10 .....................................      5,000,000       5,482,230
                                                                                              ------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $167,227,989)  .......                    164,549,557
                                                                                              ------------
   TOTAL LONG TERM INVESTMENTS (COST $310,247,428)  .......................                    307,196,756
                                                                                              ------------


                                       Quarterly Statements of Investments  | 27

FRANKLIN INVESTORS SECURITIES TRUST

----------------------------------------------------------------------------------------------------------
   FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                      SHARES          VALUE
----------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $2,636,306) 0.9%
   MONEY FUND 0.9%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ..........      2,636,306    $  2,636,306
                                                                                              ------------
   TOTAL INVESTMENTS (COST $312,883,734) 99.8% ............................                    309,833,062
   OTHER ASSETS, LESS LIABILITIES 0.2% ....................................                        681,706
                                                                                              ------------
   NET ASSETS 100.0%  .....................................................                   $310,514,768
                                                                                              ============

See Selected Portfolio Abbreviations on page 49.

(a)   The coupon rate shown represents the rate at period end.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


28 |  See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
       FRANKLIN LOW DURATION TOTAL RETURN FUND                                         COUNTRY        AMOUNT(a)        VALUE
-------------------------------------------------------------------------------------------------------------------------------
       BONDS 11.6%
       CONSUMER NON-DURABLES 1.2%
       Tyson Foods Inc., 7.25%, 10/01/06 ........................................   United States     100,000       $   103,233
                                                                                                                    -----------
       CONSUMER SERVICES 1.1%
    (b)Cox Communications Inc., FRN, 3.95%, 12/14/07 ............................   United States     100,000           100,584
                                                                                                                    -----------
       FINANCE 6.8%
       Ford Motor Credit Co., 6.50%, 1/25/07 ....................................   United States     100,000           101,081
       General Motors Acceptance Corp., 6.75%, 1/15/06  .........................   United States      50,000            50,398
    (b)General Motors Acceptance Corp., FRN, 4.145%, 5/18/06 ....................   United States     150,000           149,463
       HSBC Finance Corp., 4.125%, 3/11/08 ......................................   United States     100,000            98,967
       Merrill Lynch & Co. Inc., 7.00%, 3/15/06 .................................   United States     100,000           101,671
    (b)Wells Fargo Co., FRN, 3.419%, 3/10/08 ....................................   United States     100,000           100,071
                                                                                                                    -----------
                                                                                                                        601,651
                                                                                                                    -----------
       NON-ENERGY MINERALS 1.1%
       Weyerhaeuser Co., 6.125%, 3/15/07 ........................................   United States     100,000           102,168
                                                                                                                    -----------
       PROCESS INDUSTRIES 0.8%
       Bunge Ltd. Finance Corp., 4.375%, 12/15/08 ...............................   United States      75,000            74,172
                                                                                                                    -----------
       UTILITIES 0.6%
       FirstEnergy Corp., 5.50%, 11/15/06 .......................................   United States      50,000            50,654
                                                                                                                    -----------
       TOTAL BONDS (COST $1,034,839) ............................................                                     1,032,462
                                                                                                                    -----------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 10.5%
       FINANCE 10.5%
       Americredit Auto Receivables, 2005-AX, A1, 2.73%, 2/06/06 ................   United States       2,838             2,839
    (b)Argent Securities Inc., 2003-W6, AV2, FRN, 3.83%, 1/25/34 ................   United States      25,260            25,305
       Centex Home Equity, 2004-B, AF2, 2.375%, 12/25/21 ........................   United States      45,000            44,705
       Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6, 1A3,
          3.34%, 5/25/26 ........................................................   United States     100,000            98,228
    (b)Countrywide Asset-Backed Certificates, 2001-BC3, A, FRN, 3.70%,
          12/25/31 ..............................................................   United States      10,329            10,339
    (b)Countrywide Asset-Backed Certificates, 2002-3, 1A1, FRN, 3.83%,
          5/25/32 ...............................................................   United States       4,108             4,116
       FNMA, G93-33, K, 7.00%, 9/25/23 ..........................................   United States      30,360            31,861
    (b)First Franklin Mortgage, 2004-FF8, A2B, FRN, 3.73%, 10/25/34 .............   United States      60,000            60,233
       New Century Home Equity Loan Trust, 2003-5, AI3, 3.56%, 11/25/33 .........   United States     100,000            99,523
    (b)New Century Home Equity Loan Trust, 2004-2, A3, FRN, 3.71%, 8/25/34  .....   United States      78,826            78,889
       Popular ABS Mortgage Pass-Through Trust, 2004-4, AF3, 3.856%,
          9/25/34 ...............................................................   United States     150,000           147,105
       Residential Asset Mortgage Products Inc., 2003-RS11, AI4, 4.257%,
          6/25/29 ...............................................................   United States      50,000            49,758
       Residential Asset Securities Corp., 2004-KS4, AI2, 2.53%, 12/25/24 .......   United States      30,000            29,563
       Residential Funding Mortgage Securities I, 2003-HS3, AI2, 3.15%,
          7/25/18 ...............................................................   United States     100,000            98,504
       Structured Asset Securities Corp., 2004-4XS, 1A4, 4.13%, 2/25/34 .........   United States      50,000            49,788
    (c)Susquehanna Auto Lease Trust, 2005-1, A3, 144A, 4.43%, 6/16/08 ...........   United States     100,000           100,219
                                                                                                                    -----------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
        (COST $931,725)  ........................................................                                       930,975
                                                                                                                    -----------


                                       Quarterly Statements of Investments  | 29

FRANKLIN INVESTORS SECURITIES TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
       FRANKLIN LOW DURATION TOTAL RETURN FUND                                         COUNTRY        AMOUNT(a)        VALUE
-------------------------------------------------------------------------------------------------------------------------------
       MORTGAGE-BACKED SECURITIES 26.0%
    (b)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 2.5%
       FHLMC, 4.315%, 10/01/33 ..................................................   United States     218,893       $   218,186
                                                                                                                    -----------
    (b)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 19.6%
       FNMA, 3.356%, 4/01/35 ....................................................   United States     149,773           147,648
       FNMA, 3.479%, 3/01/34 ....................................................   United States     126,381           125,416
       FNMA, 3.519%, 4/01/34 ....................................................   United States      80,125            77,502
       FNMA, 4.006%, 1/01/35 ....................................................   United States      98,412            97,489
       FNMA, 4.068%, 12/01/34 ...................................................   United States      79,727            79,482
       FNMA, 4.105%, 8/01/34 ....................................................   United States     121,794           122,862
       FNMA, 4.231%, 6/01/34 ....................................................   United States     118,364           117,464
       FNMA, 4.233%, 12/01/33 ...................................................   United States     161,576           160,537
       FNMA, 4.278%, 4/01/33 ....................................................   United States      82,416            82,090
       FNMA, 4.337%, 1/01/33 ....................................................   United States      81,436            81,789
       FNMA, 4.366%, 2/01/34 ....................................................   United States     135,306           135,001
       FNMA, 4.497%, 8/01/34 ....................................................   United States     189,742           187,926
       FNMA, 4.50%, 12/01/32 ....................................................   United States      28,806            28,973
       FNMA, 4.61%, 7/01/34 .....................................................   United States     132,559           132,352
       FNMA, 5.295%, 11/01/32 ...................................................   United States     168,090           168,788
                                                                                                                    -----------
                                                                                                                      1,745,319
                                                                                                                    -----------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 1.9%
       FNMA 30 Year, 9.00%, 12/01/20 ............................................   United States     163,322           171,554
                                                                                                                    -----------
    (b)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 2.0%
       GNMA, 3.75%, 8/20/26 - 9/20/26 ...........................................   United States     105,305           106,627
       GNMA, 4.375%, 4/20/26 ....................................................   United States      72,497            73,388
                                                                                                                    -----------
                                                                                                                        180,015
                                                                                                                    -----------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $2,332,703) .......................                                     2,315,074
                                                                                                                    -----------
       U.S. GOVERNMENT AND AGENCY SECURITIES 45.9%
       FHLB, 2.75%, 12/15/06 ....................................................   United States     200,000           196,315
       FHLMC, 2.875%, 5/17/07 ...................................................   United States     450,000           440,322
       FNMA, 3.25%, 1/15/08 .....................................................   United States     250,000           244,278
       U.S. Treasury Note, 3.00%, 2/15/08 .......................................   United States     450,000           438,908
       U.S. Treasury Note, 3.125%, 1/31/07 ......................................   United States     450,000           444,551
       U.S. Treasury Note, 3.375%, 2/15/08 ......................................   United States   1,600,000         1,574,563
       U.S. Treasury Note, 3.50%, 5/31/07 .......................................   United States     550,000           545,231
       U.S. Treasury Note, 3.625%, 4/30/07 ......................................   United States     200,000           198,766
                                                                                                                    -----------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $4,114,607) ............                                     4,082,934
                                                                                                                    -----------


30 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
       FRANKLIN LOW DURATION TOTAL RETURN FUND                                         COUNTRY        AMOUNT(a)        VALUE
-------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 2.0%
(b),(d)Government of Argentina, FRN, 3.01%, 8/03/12 .............................     Argentina        20,000       $    15,695
       Government of Canada, 3.00%, 12/01/05 ....................................      Canada          20,000 CAD        16,356
       Government of New Zealand, 8.00%, 11/15/06 ...............................    New Zealand       80,000 NZD        55,755
       Government of Singapore, 4.00%, 3/01/07 ..................................     Singapore        20,000 SGD        12,404
       Government of Sweden, 3.50%, 4/20/06 .....................................      Sweden         175,000 SEK        22,827
       Government of Thailand, 8.00%, 12/08/06 ..................................     Thailand      1,600,000 THB        40,679
       New South Wales Treasury Corp., 6.50%, 5/01/06 ...........................     Australia        20,000 AUD        15,256
                                                                                                                    -----------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $187,695)  ..........                                       178,972
                                                                                                                    -----------
       TOTAL LONG TERM INVESTMENTS (COST $8,601,569) ............................                                     8,540,417
                                                                                                                    -----------
       SHORT TERM INVESTMENTS 13.8%
       FOREIGN GOVERNMENT SECURITIES (COST $16,121) 0.2%
    (e)Norwegian Treasury Bill, 9/21/05  ........................................      Norway         100,000 NOK        15,356
                                                                                                                    -----------
       TOTAL INVESTMENTS BEFORE MONEY FUND (COST $8,617,690) ....................                                     8,555,773
                                                                                                                    -----------

                                                                                                    -------------
                                                                                                        SHARES
                                                                                                    -------------
       MONEY FUND (COST $1,211,243) 13.6%
    (f)Franklin Institutional Fiduciary Trust Money Market Portfolio ............   United States   1,211,243       $ 1,211,243
                                                                                                                    -----------
       TOTAL INVESTMENTS (COST $9,828,933) 109.8% ...............................                                     9,767,016
       OTHER ASSETS, LESS LIABILITIES (9.8)% ....................................                                      (867,595)
                                                                                                                    -----------
       NET ASSETS 100.0% ........................................................                                   $ 8,899,421
                                                                                                                    ===========

CURRENCY ABBREVIATIONS:

AUD  -  Australian Dollar
CAD  -  Canadian Dollar
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
SEK  -  Swedish Krona
SGD  -  Singapore Dollar
THB  -  Thai Baht

See Selected Portfolio Abbreviations on page 49.

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.

(d) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL RETURN FUND                                                         COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 13.9%
       ENERGY MINERALS 3.6%
       Chesapeake Energy Corp. ....................................................   United States       4,200       $   109,662
       Devon Energy Corp. .........................................................   United States       2,500           140,225
       ExxonMobil Corp. ...........................................................   United States       1,500            88,125
    (a)Newfield Exploration Co. ...................................................   United States       4,600           195,454
       Occidental Petroleum Corp. .................................................   United States       1,700           139,876
       Peabody Energy Corp ........................................................   United States       1,400            92,036
                                                                                                                      -----------
                                                                                                                          765,378
                                                                                                                      -----------
       INDUSTRIAL SERVICES 2.6%
       ENSCO International Inc. ...................................................   United States       2,000            80,760
    (a)Nabors Industries Ltd. .....................................................      Bermuda          1,550           101,447
       Noble Corp. ................................................................   United States       1,600           107,488
       Schlumberger Ltd. ..........................................................   United States       1,650           138,171
    (a)Weatherford International Ltd ..............................................      Bermuda          2,225           140,798
                                                                                                                      -----------
                                                                                                                          568,664
                                                                                                                      -----------
       NON-ENERGY MINERALS 2.0%
       Alcoa Inc. .................................................................   United States       2,800            78,540
       Barrick Gold Corp. .........................................................      Canada           3,600            88,200
       Freeport McMoRan Copper & Gold Inc., B .....................................   United States       2,300            92,644
       Phelps Dodge Corp. .........................................................   United States         950           101,128
       United States Steel Corp. ..................................................   United States       1,500            63,975
                                                                                                                      -----------
                                                                                                                          424,487
                                                                                                                      -----------
       PROCESS INDUSTRIES 0.8%
       Dow Chemical Co. ...........................................................   United States       3,400           163,030
                                                                                                                      -----------
       REAL ESTATE INVESTMENT TRUSTS 4.9%
       Avalonbay Communities Inc. .................................................   United States       1,300           113,828
       Boston Properties Inc. .....................................................   United States       1,400           106,610
       Catellus Development Corp. .................................................   United States       3,000           108,180
       Kimco Realty Corp. .........................................................   United States       1,700           111,622
       LaSalle Hotel Properties ...................................................   United States       2,800            97,496
       ProLogis ...................................................................   United States       2,100            95,676
       Public Storage Inc. ........................................................   United States       1,600           106,800
       Regency Centers Corp. ......................................................   United States       1,700           104,890
       Simon Property Group Inc. ..................................................   United States       1,400           111,636
       Vornado Realty Trust .......................................................   United States       1,200           106,368
                                                                                                                      -----------
                                                                                                                        1,063,106
                                                                                                                      -----------
       TOTAL COMMON STOCKS (COST $2,462,769) ......................................                                     2,984,665
                                                                                                                      -----------


32 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
       FRANKLIN REAL RETURN FUND                                                         COUNTRY        AMOUNT(b)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
       BONDS 4.1%
       COMMUNICATIONS 0.7%
(c),(d)Intelsat Bermuda Ltd., senior note, 144A, FRN, 7.794%, 1/15/12 .............      Bermuda         50,000       $    51,250
    (c)Qwest Communications International Inc., senior note, FRN, 7.50%, 2/15/14 ..   United States      50,000            48,500
    (c)Rogers Wireless Communications Inc., FRN, 6.535%, 12/15/10 .................      Canada          50,000            52,312
                                                                                                                      -----------
                                                                                                                          152,062
                                                                                                                      -----------
       CONSUMER NON-DURABLES 0.5%
    (d)Spectrum Brands Inc., senior sub. note, 144A, 7.375%, 2/01/15 ..............   United States      50,000            49,625
       Smithfield Foods Inc., senior note, 8.00%, 10/15/09 ........................   United States      50,000            54,250
                                                                                                                      -----------
                                                                                                                          103,875
                                                                                                                      -----------
       CONSUMER SERVICES 0.7%
       CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 .........................   United States      50,000            50,625
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ......................   United States      50,000            57,250
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .....................   United States      50,000            48,500
                                                                                                                      -----------
                                                                                                                          156,375
                                                                                                                      -----------
       ELECTRONIC TECHNOLOGY 0.2%
       Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 ..........     Singapore        50,000            49,750
                                                                                                                      -----------
       HEALTH SERVICES 0.2%
       Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ...................      Germany         50,000            52,375
                                                                                                                      -----------
       INDUSTRIAL SERVICES 0.2%
       Allied Waste North America Inc., senior secured note, B, 5.75%, 2/15/11 ....   United States      50,000            47,375
                                                                                                                      -----------
       PROCESS INDUSTRIES 0.5%
       Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 ....................      Canada          50,000            52,250
       BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ..............   United States      40,000            45,400
                                                                                                                      -----------
                                                                                                                           97,650
                                                                                                                      -----------
       PRODUCER MANUFACTURING 0.5%
       Case New Holland Inc., senior note, 9.25%, 8/01/11 .........................   United States      50,000            54,375
       TRW Automotive Inc., senior note, 9.375%, 2/15/13 ..........................   United States      50,000            56,250
                                                                                                                      -----------
                                                                                                                          110,625
                                                                                                                      -----------
       REAL ESTATE INVESTMENT TRUSTS 0.3%
       Host Marriott LP, senior note, 9.25%, 10/01/07 .............................   United States      50,000            54,000
                                                                                                                      -----------
       UTILITIES 0.3%
    (d)Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 ..........   United States      50,000            57,250
                                                                                                                      -----------
       TOTAL BONDS (COST $886,637) ................................................                                       881,337
                                                                                                                      -----------


                                       Quarterly Statements of Investments  | 33

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
       FRANKLIN REAL RETURN FUND                                                         COUNTRY        AMOUNT(b)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT SECURITIES 64.0%
    (e)U.S. Treasury Inflation-Indexed Bonds,
             3.50%, 1/15/11 .......................................................   United States     558,495       $   608,476
             2.00%, 7/15/14 .......................................................   United States   1,031,350         1,042,792
    (e)U.S. Treasury Inflation-Indexed Notes,
             3.375%, 1/15/07 ......................................................   United States   1,963,264         2,016,565
             3.625%, 1/15/08 ......................................................   United States   2,045,695         2,144,784
             3.875%, 1/15/09 ......................................................   United States   1,422,492         1,527,846
             4.25%, 1/15/10 .......................................................   United States     693,300           768,318
             0.875%, 4/15/10 ......................................................   United States   1,334,047         1,281,936
             3.00%, 7/15/12 .......................................................   United States   1,081,240         1,165,628
             1.875%, 7/15/13 ......................................................   United States     529,245           530,982
             2.00%, 1/15/14 .......................................................   United States   1,683,408       $ 1,702,281
             1.625%, 1/15/15 ......................................................   United States   1,018,130           995,779
                                                                                                                      -----------
       TOTAL U.S. GOVERNMENT SECURITIES (COST $14,053,486) ........................                                    13,785,387
                                                                                                                      -----------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 10.2%
       Government of Canada, 3.00%, 12/01/05 ......................................      Canada         220,000 CAD       179,918
       Government of New Zealand, 8.00%, 11/15/06 .................................    New Zealand      360,000 NZD       250,895
       Government of Sweden,
             3.50%, 4/20/06 .......................................................      Sweden       1,825,000 SEK       238,058
          (f)Inflation-Indexed Bond, 3.50%, 12/01/15 ..............................      Sweden       6,750,000 SEK     1,136,718
       New South Wales Treasury Corp., 6.50%, 5/01/06 .............................     Australia       220,000 AUD       167,814
       Republic of Singapore, 4.00%, 3/01/07 ......................................     Singapore       275,000 SGD       170,552
       Thailand Government Bond, 8.00%, 12/08/06 ..................................     Thailand      2,050,000 THB        52,121
                                                                                                                      -----------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $2,339,209) ...........                                     2,196,076
                                                                                                                      -----------
       TOTAL LONG TERM INVESTMENTS (COST $19,742,101) .............................                                    19,847,465
                                                                                                                      -----------
       SHORT TERM INVESTMENTS 7.6%
       FOREIGN GOVERNMENT SECURITIES 0.5%
    (g)Norwegian Treasury Bill, 9/21/05 ...........................................      Norway         185,000 NOK        28,408
    (g)Norwegian Treasury Bill, 12/21/05 ..........................................      Norway         500,000 NOK        76,355
                                                                                                                      -----------
       TOTAL FOREIGN GOVERNMENT SECURITIES (COST $108,424) ........................                                       104,763
                                                                                                                      -----------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $19,850,525) ...........                                    19,952,228
                                                                                                                      -----------


34 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
       FRANKLIN REAL RETURN FUND                                                                        AMOUNT(b)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT (COST $1,528,854) 7.1%
    (h)Joint Repurchase Agreement, 3.265%, 8/01/05 ................................                   1,528,854       $ 1,528,854
        (Maturity Value $1,529,270)
          ABN AMRO Bank, N.V., New York Branch (Maturity Value $148,492)
          Banc of America Securities LLC (Maturity Value $148,492)
          Barclays Capital Inc. (Maturity Value $148,492)
          Bear, Stearns & Co., Inc. (Maturity Value $69,048)
          BNP Paribas Securities Corp. (Maturity Value $148,492)
          Deutsche Bank Securities Inc. (Maturity Value $148,492)
          Goldman, Sachs & Co. (Maturity Value $148,492)
          Lehman Brothers Inc. (Maturity Value $123,794)
          Merrill Lynch Government Securities Inc. (Maturity Value $148,492)
          Morgan Stanley & Co. Inc. (Maturity Value $148,492)
          UBS Securities LLC (Maturity Value $148,492)
           Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%,
             9/15/05 - 5/15/10; (g)U.S. Government Agency Discount Notes,
             8/19/05 - 10/28/05; and U.S. Treasury Notes, 2.50 - 6.50%,
             5/31/06 - 3/15/10
                                                                                                                      -----------
       TOTAL INVESTMENTS (COST $21,379,379) 99.8% .................................                                    21,481,082
       OTHER ASSETS, LESS LIABILITIES 0.2% ........................................                                        39,470
                                                                                                                      -----------
       NET ASSETS 100.0% ..........................................................                                   $21,520,552
                                                                                                                      ===========

CURRENCY ABBREVIATIONS:

AUD  -  Australian Dollar
CAD  -  Canadian Dollar
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
SEK  -  Swedish Krona
SGD  -  Singapore Dollar
THB  -  Thai Baht

See Selected Portfolio Abbreviations on page 49.

(a)   Non-income producing.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   The coupon rate shown represents the rate at period end.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.

(e)   Principal amount of security is adjusted for inflation.

(f) The redemption price at maturity is adjusted for changes in underlying inflation index.

(g) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(h) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 35

FRANKLIN INVESTORS SECURITIES TRUST

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       BONDS 23.8%
       COMMERCIAL SERVICES 0.3%
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..........    United States          200,000       $    205,500
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .................    United States          200,000            213,500
    (b)R. R. Donnelley & Sons Co., 144A, 5.50%, 5/15/15 ....................    United States        1,000,000            995,073
                                                                                                                     ------------
                                                                                                                        1,414,073
                                                                                                                     ------------
       COMMUNICATIONS 1.3%
       AT&T Wireless Services Inc., senior note, 8.125%, 5/01/12 ...........    United States          400,000            473,057
       Dobson Cellular Systems Inc., senior secured note, 9.875%,
          11/01/12 .........................................................    United States          300,000            333,375
       Inmarsat Finance PLC, senior note, zero cpn. to 11/15/08, 10.375%
          thereafter, 11/15/12 .............................................   United Kingdom          200,000            161,000
    (b)Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ............       Bermuda             200,000            210,000
       Intelsat Ltd., senior note, 6.50%, 11/01/13 .........................       Bermuda             200,000            165,000
       MCI Inc. senior note,
                 7.688%, 5/01/09 ...........................................    United States          110,000            114,950
                 8.735%, 5/01/14 ...........................................    United States           95,000            107,112
       Millicom International Cellular SA, senior note, 10.00%,
          12/01/13 .........................................................     Luxembourg            300,000            312,000
       Nextel Communications Inc., senior note, 7.375%, 8/01/15 ............    United States          300,000            324,750
       Qwest Communications International Inc., senior note, 8.00%,
          2/15/14 ..........................................................    United States          400,000            388,000
       Rogers Wireless Communications Inc., senior secured note, 7.25%,
          12/15/12 .........................................................       Canada              300,000            323,250
       Sprint Capital Corp., 7.125%, 1/30/06 ...............................    United States          500,000            506,514
    (b)Telecom Italia Capital, 144A, 4.95%, 9/30/14 ........................     Luxembourg          1,000,000            981,969
       Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14  .....    United States          200,000            204,500
       Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ..............    United States        1,000,000          1,090,903
       Verizon VA Inc., 4.625%, 3/15/13 ....................................    United States        1,000,000            972,796
                                                                                                                     ------------
                                                                                                                        6,669,176
                                                                                                                     ------------
       CONSUMER DURABLES 0.7%
       D.R. Horton Inc., senior note, 8.50%, 4/15/12 .......................    United States          300,000            328,942
       Ford Motor Co., 7.45%, 7/16/31 ......................................    United States          500,000            425,023
       Ford Motor Credit Co.,
                 7.00%, 10/01/13 ...........................................    United States        1,000,000            973,005
                 senior note, 7.25%, 10/25/11 ..............................    United States        1,000,000            985,427
       Phelps Dodge Corp., senior note, 8.75%, 6/01/11 .....................    United States          500,000            588,974
       Simmons Co., senior sub. note, 7.875%, 1/15/14  .....................    United States          100,000             94,250
       William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ..............    United States          200,000            196,000
                                                                                                                     ------------
                                                                                                                        3,591,621
                                                                                                                     ------------
       CONSUMER NON-DURABLES 0.8%
       The Clorox Co., 4.20%, 1/15/10 ......................................    United States        1,000,000            987,408
    (b)Miller Brewing Co., 144A, 5.50%, 8/15/13 ............................    United States        1,000,000          1,029,062
    (b)Spectrum Brands Inc., senior sub. note, 144A, 7.375%, 2/01/15  ......    United States          300,000            297,750
       Smithfield Foods Inc. senior note,
                 7.00%, 8/01/11 ............................................    United States          100,000            105,250
                 7.75%, 5/15/13 ............................................    United States          100,000            110,500
       Tyson Foods Inc., senior note, 8.25%, 10/01/11  .....................    United States        1,000,000          1,165,560
                                                                                                                     ------------
                                                                                                                        3,695,530
                                                                                                                     ------------


36 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES 2.7%
    (c)Adelphia Communications Corp., senior note, 10.875%,
          10/01/10 .........................................................    United States          100,000       $     87,250
       Advanstar Communications Inc., senior secured note, 10.75%,
          8/15/10 ..........................................................    United States          200,000            228,000
       AMC Entertainment Inc. senior sub. note,
                 9.875%, 2/01/12 ...........................................    United States          100,000            101,500
                 B, 8.625%, 8/15/12 ........................................    United States          100,000            104,250
       Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .................    United States          200,000            207,750
       Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...........    United States          300,000            303,000
       CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .................       Canada              200,000            215,000
       Cendant Corp., senior note, 7.375%, 1/15/13 .........................    United States        1,000,000          1,129,534
       Charter Communications Holdings II, senior note, 10.25%,
          9/15/10 ..........................................................    United States          300,000            311,250
       Comcast Corp., 5.65%, 6/15/35 .......................................    United States        1,000,000            978,887
    (b)Cox Enterprises, 144A, 4.375%, 5/01/08 ..............................    United States          500,000            492,739
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...............    United States          300,000            343,500
       DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ..................    United States          131,000            145,901
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ...................    United States          200,000            200,250
       Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..............    United States          200,000            201,000
       Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 ............    United States        1,000,000          1,018,656
       Interactive Corp.,
                 senior note, 6.75%, 11/15/05 ..............................    United States        1,000,000          1,006,066
                 7.00%, 1/15/13 ............................................    United States        1,000,000          1,051,310
       Liberty Media Corp., 3.50%, 9/25/06 .................................    United States        1,500,000          1,476,918
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..............    United States          300,000            291,000
       News America Inc., 7.25%, 5/18/18 ...................................    United States        1,000,000          1,147,657
       Caesars Entertainment Inc., senior sub. note, 8.125%, 5/15/11 .......    United States          200,000            229,250
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13  .....    United States          200,000            216,500
       Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
          13.75% thereafter, 7/15/11 .......................................       Canada              200,000            203,250
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...........    United States          300,000            330,000
       Station Casinos Inc., senior sub. note, 6.875%, 3/01/16  ............    United States          300,000            310,500
       Time Warner Inc., senior note, 6.875%, 5/01/12 ......................    United States        1,000,000          1,115,267
                                                                                                                     ------------
                                                                                                                       13,446,185
                                                                                                                     ------------
       ELECTRONIC TECHNOLOGY 0.4%
       Flextronics International Ltd. senior sub. note,
                 6.50%, 5/15/13 ............................................      Singapore            100,000            103,500
                 6.25%, 11/15/14 ...........................................      Singapore            200,000            199,000
       Goodrich Corp., senior note, 7.50%, 4/15/08 .........................    United States        1,000,000          1,065,516
       L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 .........    United States          200,000            203,500
       Sanmina-Sci Corp., sub. note, 6.75%, 3/01/13 ........................    United States          100,000             96,750
       Xerox Corp., senior note, 7.125%, 6/15/10 ...........................    United States          200,000            212,000
                                                                                                                     ------------
                                                                                                                        1,880,266
                                                                                                                     ------------
       ENERGY MINERALS 1.7%
       Amerada Hess Corp., 7.125%, 3/15/33 .................................    United States        1,000,000          1,172,748
    (b)Chesapeake Energy Corp., senior note, 144A, 6.25%, 1/15/18 ..........    United States          200,000            198,500
       Kerr McGee Corp., 6.95%, 7/01/24 ....................................    United States        1,000,000          1,056,407


                                       Quarterly Statements of Investments  | 37

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       ENERGY MINERALS (CONT.)
    (b)LG-Caltex Oil Corp., 144A, 5.50%, 8/25/14 ...........................     South Korea         1,000,000       $  1,013,919
       Marathon Oil Corp., 5.375%, 6/01/07 .................................    United States        1,000,000          1,014,811
    (b)Markwest Energy Partners LP, senior note, 144A, 6.875%,
          11/01/14 .........................................................    United States          200,000            203,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...............    United States          300,000            319,500
    (b)Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11  ........    United States        1,000,000            998,300
       Plains Exploration & Production Co., senior note, 7.125%,
          6/15/14 ..........................................................    United States          200,000            217,000
    (b)Ras Laffan Liquified Natural Gas Co. Ltd., 144A, 3.437%,
          9/15/09 ..........................................................        Qatar              664,800            648,402
       XTO Energy Inc., 5.30%, 6/30/15 .....................................    United States        1,750,000          1,756,860
                                                                                                                     ------------
                                                                                                                        8,599,447
                                                                                                                     ------------
       FINANCE 7.6%
       Bank of America Corp.,
                 5.125%, 11/15/14 ..........................................    United States        1,000,000          1,020,901
                 senior sub. note, 5.25%, 12/01/15 .........................    United States        1,000,000          1,025,086
       Bear Stearns Cos. Inc., B, 4.55%, 6/23/10 ...........................    United States        1,000,000            992,476
       Charles Schwab Corp., senior note, 8.05%, 3/01/10 ...................    United States          750,000            833,450
       CIT Group Inc., 5.50%, 11/30/07 .....................................    United States        1,000,000          1,019,814
       Citigroup Inc., 5.00%, 9/15/14  .....................................    United States        1,000,000          1,003,086
       CNA Financial Corp.,
                 6.45%, 1/15/08 ............................................    United States          500,000            518,523
                 6.75%, 11/15/06 ...........................................    United States          375,000            384,994
       General Electric Capital Corp., 5.45%, 1/15/13 ......................    United States        1,500,000          1,563,633
       General Motors Acceptance Corp.,
                 6.75%, 1/15/06 ............................................    United States        2,700,000          2,721,533
                 6.875%, 8/28/12 ...........................................    United States        1,000,000            958,968
              (f)FRN, 4.145%, 5/18/06 ......................................    United States        5,400,000          5,380,663
    (b)Glencore Funding LLC, 144A, 6.00%, 4/15/14 ..........................    United States          700,000            671,920
       Goldman Sachs Group Inc., 5.125%, 1/15/15 ...........................    United States        1,000,000          1,003,552
       Hertz Corp., 4.70%, 10/02/06 ........................................    United States        2,000,000          1,980,246
    (b)Highmark Inc., 144A, 6.80%, 8/15/13 .................................    United States        1,000,000          1,093,775
       Household Finance Corp., 6.375%, 10/15/11 ...........................    United States        2,000,000          2,146,292
       International Lease Finance Corp., 5.75%, 2/15/07 ...................    United States        1,200,000          1,219,436
       JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13 ....................    United States        1,000,000          1,055,653
    (b)Lazard LLC, 144A, 7.125%, 5/15/15 ...................................    United States        1,000,000            997,191
       Merrill Lynch & Co. Inc., 5.00%, 1/15/15 ............................    United States        1,000,000          1,002,988
       Morgan Stanley, sub. note, 4.75%, 4/01/14 ...........................    United States        1,500,000          1,460,556
       National Rural Utility Finance, 7.25%, 3/01/12 ......................    United States          250,000            285,564
    (b)Nationwide Mutual Insurance, 144A, 8.25%, 12/01/31 ..................    United States        1,200,000          1,527,362
       Paine Webber Group Inc., senior note, 6.55%, 4/15/08 ................    United States          150,000            158,635
       Societe Generale-New York, sub. note, 7.40%, 6/01/06 ................    United States          300,000            307,480
    (b)Standard Chartered Bank, 144A, 8.00%, 5/30/31 .......................   United Kingdom        1,000,000          1,324,668
       Washington Mutual Bank, 5.65%, 8/15/14 ..............................    United States          900,000            934,435
       Washington Mutual Financial Corp., 6.875%, 5/15/11 ..................    United States        2,155,000          2,380,312
       Wells Fargo & Co., 3.125%, 4/01/09 ..................................    United States          900,000            859,175
                                                                                                                     ------------
                                                                                                                       37,832,367
                                                                                                                     ------------


38 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       HEALTH SERVICES 0.6%
    (b)Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 .................    United States          200,000       $    208,000
       EOP Operating LP, 4.75%, 3/15/14 ....................................    United States        2,000,000          1,941,860
       Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08  ...........       Germany             300,000            314,250
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...............    United States          300,000            286,500
       United Surgical Partners International Inc., senior sub. note,
          10.00%, 12/15/11 .................................................    United States          200,000            220,500
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 .........................................................    United States          200,000            218,500
                                                                                                                     ------------
                                                                                                                        3,189,610
                                                                                                                     ------------
       HEALTH TECHNOLOGY 0.2%
       Wyeth, senior note, 6.50%, 2/01/34 ..................................    United States        1,000,000          1,150,228
                                                                                                                     ------------
       INDUSTRIAL SERVICES 0.2%
       Allied Waste North America Inc. senior secured note,
                 6.50%, 11/15/10 ...........................................    United States          200,000            198,250
                 B, 5.75%, 2/15/11 .........................................    United States          100,000             94,750
    (b)Grant Prideco Inc., senior note, 144A, 6.125%, 8/15/15 ..............    United States          100,000            102,500
       Hanover Equipment Trust 01, senior secured note, B, 8.75%,
          9/01/11 ..........................................................    United States          200,000            214,500
       Waste Management Inc., 6.50%, 11/15/08 ..............................    United States          500,000            525,199
                                                                                                                     ------------
                                                                                                                        1,135,199
                                                                                                                     ------------
       NON-ENERGY MINERALS 0.3%
    (b)Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .....................       Canada              300,000            308,250
       Weyerhaeuser Co., 6.75%, 3/15/12 ....................................    United States        1,000,000          1,089,611
                                                                                                                     ------------
                                                                                                                        1,397,861
                                                                                                                     ------------
       PROCESS INDUSTRIES 1.2%
       Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 .............       Canada              300,000            313,500
       Albemarle Corp., 5.10%, 2/01/15 .....................................    United States          150,000            148,169
       BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14  ......    United States          300,000            340,500
       Bunge Ltd., senior note, 5.875%, 5/15/13 ............................    United States        1,000,000          1,049,029
       Crown European Holdings SA, senior secured note, 10.875%,
          3/01/13 ..........................................................    United States          200,000            235,500
       Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .................    United States          200,000            227,000
       Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ................    United States          300,000            290,250
       JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...................       Ireland             300,000            256,500
       Lubrizol Corp., senior note, 5.50%, 10/01/14 ........................    United States        1,000,000          1,016,829
       Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................    United States          300,000            328,500
       Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14 .........................................................    United States          200,000            204,500
    (b)PQ Corp., senior sub. note, 144A, 7.50%, 2/15/13 ....................    United States          200,000            201,000
       Rhodia SA, senior note, 10.25%, 6/01/10 .............................       France              300,000            324,750
       RPM International Inc., 6.25%, 12/15/13 .............................    United States        1,000,000          1,038,470
                                                                                                                     ------------
                                                                                                                        5,974,497
                                                                                                                     ------------


                                       Quarterly Statements of Investments  | 39

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       PRODUCER MANUFACTURING 1.5%
       Case New Holland Inc., senior note, 9.25%, 8/01/11 ..................    United States          300,000       $    326,250
       Cleveland Electric Illuminating Co., senior note, 5.65%,
          12/15/13 .........................................................    United States        1,000,000          1,034,327
    (b)Commercial Vehicle Group Inc., senior note, 144A, 8.00%,
          7/01/13 ..........................................................    United States          100,000            105,000
       Cooper Industries Ltd., 5.25%, 7/01/07  .............................    United States        1,000,000          1,011,531
       Hubbell Inc., 6.375%, 5/15/12 .......................................    United States        1,000,000          1,090,731
    (b)Hutchison Whampoa International Ltd. senior note 144A,
                 6.25%, 1/24/14 ............................................      Hong Kong          1,000,000          1,058,293
                 7.45%, 11/24/33 ...........................................      Hong Kong          1,000,000          1,165,083
    (b)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................   United Kingdom          300,000            297,000
       Fimep SA, senior note, 10.50%, 2/15/13  .............................       France              200,000            231,000
       Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........    United States          200,000            204,000
       Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................    United States          300,000            293,625
       TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................    United States          400,000            450,000
                                                                                                                     ------------
                                                                                                                        7,266,840
                                                                                                                     ------------
       REAL ESTATE DEVELOPMENT 0.0%(d)
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..........    United States          200,000            214,500
                                                                                                                     ------------
       REAL ESTATE INVESTMENT TRUSTS 0.1%
    (e)Host Marriott LP, senior note, 7.125%, 11/01/13 .....................    United States          300,000            314,625
                                                                                                                     ------------
       RETAIL TRADE 0.6%
       Kroger Co., senior note, 7.65%, 4/15/07 .............................    United States          500,000            524,299
       Leslie's Poolmart, senior note, 7.75%, 2/01/13 ......................    United States          100,000            102,250
       Limited Brands Inc., 5.25%, 11/01/14 ................................    United States        1,000,000            959,940
       Office Depot Inc., senior note, 6.25%, 8/15/13 ......................    United States        1,000,000          1,039,272
       Rite Aid Corp., senior secured note,
                 senior secured note, 8.125%, 5/01/10 ......................    United States          100,000            103,625
                 senior note, 9.25%, 6/01/13 ...............................    United States          100,000             99,500
                                                                                                                     ------------
                                                                                                                        2,828,886
                                                                                                                     ------------
       TECHNOLOGY SERVICES 0.1%
       Sungard Data Systems Inc.,
          (b),(e)144A, senior note, 9.125%, 8/15/13 ........................    United States          100,000            104,375
          (b),(e)senior sub. note, 144A, 10.25%, 8/15/15 ...................    United States          100,000            104,125
       UGS Corp., senior sub. note, 10.00%, 6/01/12 ........................    United States          200,000            223,000
                                                                                                                     ------------
                                                                                                                          431,500
                                                                                                                     ------------
       TRANSPORTATION 0.7%
       CP Ships Ltd., senior note, 10.375%, 7/15/12 ........................       Canada              200,000            226,250
       CSX Corp., 7.45%, 5/06/07 ...........................................    United States        1,000,000          1,048,342
       Delta Air Lines Inc., senior note, 6.718%, 7/02/24 ..................    United States          830,759            854,053
       Union Pacific Corp., 3.625%, 6/01/10 ................................    United States        1,500,000          1,417,978
                                                                                                                     ------------
                                                                                                                        3,546,623
                                                                                                                     ------------


40 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       UTILITIES 2.8%
    (b)Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12  ..............    United States          300,000       $    339,000
       Utilicorp United Inc., senior note, 8.27%, 11/15/21 .................    United States          200,000            195,000
    (b)Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ............    United States          400,000            310,000
       Centerpoint Energy Inc., senior note, 6.85%, 6/01/15 ................    United States        1,000,000          1,110,246
       Consumers Energy Co., 4.80%, 2/17/09 ................................    United States        1,000,000          1,000,592
       Dominion Resources Inc., senior note, 5.15%, 7/15/15 ................    United States        1,000,000            996,969
       DPL Inc., senior note, 6.875%, 9/01/11 ..............................    United States        1,500,000          1,646,250
    (b)Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
          7/15/13 ..........................................................    United States          300,000            343,500
       East Coast Power LLC, 6.737%, 3/31/08 ...............................    United States           40,310             40,928
       El Paso Corp., senior note, 7.875%, 6/15/12 .........................    United States          200,000            211,000
       El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ............    United States          200,000            211,541
       FirstEnergy Corp., senior note, 7.375%, 11/15/31 ....................    United States          500,000            603,257
       MidAmerican Energy Holding Co., senior note, 3.50%, 5/15/08 .........    United States        1,000,000            966,857
       Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .........    United States          200,000            225,000
       Northeast Generation Co., senior note, 8.812%, 10/15/26  ............    United States          400,000            454,293
       Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 ..........    United States        1,000,000            969,910
    (b)Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ................    United States          200,000            211,000
       Texas New Mexico Power Co., senior note, 6.125%, 6/01/08 ............    United States        1,000,000          1,021,096
    (b)TXU Corp. 144A,
                 5.55%, 11/15/14 ...........................................    United States        1,600,000          1,567,803
                 6.55%, 11/15/34 ...........................................    United States        1,000,000            989,006
       Westar Energy Inc., 6.00%, 7/01/14 ..................................    United States          500,000            535,612
                                                                                                                     ------------
                                                                                                                       13,948,860
                                                                                                                     ------------
       TOTAL BONDS (COST $114,585,355) .....................................                                          118,527,894
                                                                                                                     ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES 22.2%
       FINANCE 22.2%
    (f)AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 2.172%,
          12/22/27 .........................................................    United States          549,929            550,474
       Americredit Auto Receivables, 2005-AX, A1, 2.73%, 2/06/06 ...........    United States          130,534            130,591
    (f)Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN, 3.03%,
          1/25/32 ..........................................................    United States          875,447            878,201
       Chase Funding Mortgage Loan Asset Backed Certificates, 2003-1,
          1A4, 4.119%, 2/25/29 .............................................    United States        1,000,000            997,695
       Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%,
          1/25/33 ..........................................................    United States        1,199,946          1,197,820
       Countrywide Asset-Backed Certificates,
              (f)2004-7, AF4, FRN, 4.774%, 8/25/32 .........................    United States          917,000            903,323
              (f)2004-9, AF4, FRN, 4.649%, 10/25/32 ........................    United States        2,950,000          2,898,326
                 2004-12, AF6, 4.634%, 3/25/35 .............................    United States        2,000,000          1,956,014
                 2004-13, AF6, 4.581%, 4/25/35 .............................    United States       13,700,000         13,353,897
(b),(f)Ensec Home Finance Pool Ltd., 2005-R1A, Note, 144A, FRN, 3.29%,
          5/15/14 ..........................................................    United States        3,500,000          3,504,648
       Equity One ABS Inc.,
                 2001-3, AF3, 5.191%, 5/25/32 ..............................    United States          134,825            134,784
                 2004-1, AF6, 4.205%, 4/25/34 ..............................    United States        4,750,000          4,601,528


                                       Quarterly Statements of Investments  | 41

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES (CONT.)
       FINANCE (CONT.)
       FNMA, G93-33, K, 7.00%, 9/25/23 .....................................    United States        2,125,182       $  2,230,298
    (f)First Franklin Mortgage, 2004-FF8, A2B, FRN, 2.92%, 10/25/34  .......    United States        4,736,000          4,754,368
       GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%,
          1/10/38 ..........................................................    United States        1,578,354          1,574,868
       GMAC Mortgage Corp. Loan Trust,
                 2004-HE2, A2, 2.88%, 10/25/33 .............................    United States        1,700,000          1,668,998
                 2004-HE5, A6, 4.388%, 9/25/34 .............................    United States        6,600,000          6,470,938
       Green Tree Financial Corp., 1999-2, M1, 6.80%, 12/01/30 .............    United States          400,000            130,396
       Greenwich Capital Commercial Funding Corp., 2004-GG1, A7,
          5.317%, 6/10/36 ..................................................    United States        6,300,000          6,476,037
       JP Morgan Chase Commercial Mortgage Sec Corp.,
              (f)2004-CB9, A4, FRN, 5.380%, 6/12/41 ........................    United States       11,324,540         11,819,180
       2004-LN2, A2, 5.115%, 7/15/41 .......................................    United States          697,106            706,401
    (b)Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ............    United States          493,600            492,421
    (b)Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
          5.35%, 2/10/39 ...................................................    United States        2,687,019          2,560,435
    (f)Long Beach Mortgage Loan Trust, 2003-4, AV3, FRN, 1.45%,
          8/25/33 ..........................................................    United States          926,759            928,299
    (b)Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
          4/15/11 ..........................................................    United States          634,713            629,417
    (f)Morgan Stanley Capital I,
                 2002-NC4, A2, FRN, 2.332%, 9/25/32 ........................    United States           20,377             20,394
                 2004-IQ7, A4, FRN, 5.434%, 6/15/38 ........................    United States        6,900,000          7,177,814
       New Century Home Equity Loan Trust,
                 2003-5, AI2, 2.94%, 11/25/33 ..............................    United States          197,128            196,746
              (f)2003-5, AI3, FRN, 3.56%, 11/25/33 .........................    United States          200,000            199,046
              (f)2004-2, A3, FRN, 2.78%, 8/25/34 ...........................    United States        4,143,977          4,147,315
       Popular ABS Mortgage Pass-Through Trust, 2005-3, AF6, 4.759%,
          7/25/35 ..........................................................    United States        2,000,000          1,965,625
       Residential Funding Mortgage Securities II, 2003-RS5, AI3, 2.59%,
          10/25/28 .........................................................    United States          489,365            487,449
    (f)Residential Asset Securities Corp.,
                 1999-KS4, AI4, FRN, 7.22%, 6/25/28 ........................    United States          684,185            692,474
                 2000-KS2, AII, FRN, 3.71%, 3/25/30 ........................    United States        1,742,583          1,744,126
                 2001-KS2, AI5, FRN, 7.014%, 6/25/31 .......................    United States           26,384             26,890
                 2002-KS2, AIIB, FRN, 3.73%, 4/25/32 .......................    United States          206,521            206,981
                 2004-KS1, AI4, FRN, 4.213%, 4/25/32 .......................    United States        2,000,000          1,984,717
       Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%,
          8/25/34 ..........................................................    United States        5,500,000          5,464,765
    (f)Securitized Asset Backed Receivables LLC, 2004-OP1, M1, FRN,
          3.97%, 2/25/34 ...................................................    United States        1,000,000          1,001,595
       Structured Asset Securities Corp.,
                 2002-1A, 2A1, 2.11%, 2/25/32 ..............................    United States          627,960            629,315
                 2004-4XS, 1A4, 4.13%, 2/25/34 .............................    United States        2,750,000          2,738,331
    (b)Susquehanna Auto Lease Trust, 2005-1,
                 A2, 144A, 4.08%, 7/16/07 ..................................    United States          700,000            699,891
                 A3, 144A, 4.43%, 6/16/08 ..................................    United States        7,300,000          7,315,969
       Wells Fargo Home Equity Trust, 2004-2, AI5, 4.87%, 11/25/28  ........    United States        2,200,000          2,177,374
                                                                                                                     ------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $111,542,116) ...................................                                          110,426,174
                                                                                                                     ------------


42 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       MORTGAGE-BACKED SECURITIES 21.3%
    (f)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.4%
       FHLMC, 4.556%, 9/01/27 ..............................................    United States          257,152       $    264,756
       FHLMC, 5.046%, 4/01/30 ..............................................    United States        1,414,197          1,447,029
       FHLMC, 6.419%, 3/01/25 ..............................................    United States          203,446            210,592
                                                                                                                     ------------
                                                                                                                        1,922,377
                                                                                                                     ------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 7.9%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 - 1/01/19 .......................    United States        5,913,406          5,829,392
       FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 .......................    United States        1,322,709          1,328,046
       FHLMC Gold 15 Year, 6.00%, 2/01/17 ..................................    United States          169,404            174,983
       FHLMC Gold 30 Year, 5.00%, 8/01/33 - 1/01/35 ........................    United States       13,478,328         13,288,902
       FHLMC Gold 30 Year, 5.50%, 1/01/35 ..................................    United States        7,874,778          7,922,940
       FHLMC Gold 30 Year, 5.50%, 6/01/35 ..................................    United States          462,369            465,206
       FHLMC Gold 30 Year, 6.00%, 5/01/33 - 8/01/34 ........................    United States        5,376,415          5,493,920
    (e)FHLMC Gold 30 Year, 6.50%, 3/01/15 - 7/01/32  .......................    United States        1,801,377          1,865,333
       FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ........................    United States        1,298,972          1,365,000
       FHLMC Gold 30 Year, 7.50%, 3/01/32 ..................................    United States          155,443            166,016
       FHLMC Gold 30 Year, 8.50%, 8/01/30 ..................................    United States           22,124             24,099
       FHLMC Gold 30 Year, 9.00%, 1/01/22 ..................................    United States          387,493            417,159
       FHLMC Gold 30 Year, 10.00%, 10/01/30 ................................    United States          898,064          1,019,612
       FHLMC PC 30 Year, 8.50%, 5/01/12 ....................................    United States           76,572             79,465
                                                                                                                     ------------
                                                                                                                       39,440,073
                                                                                                                     ------------

    (f)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 4.6%
       FNMA, 3.566%, 12/01/27 ..............................................    United States          703,586            712,288
       FNMA, 4.068%, 12/01/34 ..............................................    United States        7,127,949          7,106,058
       FNMA, 4.176%, 3/01/33 - 6/01/33 .....................................    United States        1,688,177          1,709,411
       FNMA, 4.366%, 2/01/34 ...............................................    United States        6,013,602          6,000,025
       FNMA, 4.644%, 12/01/34 ..............................................    United States        3,093,640          3,093,280
       FNMA, 4.701%, 9/01/19 ...............................................    United States           71,575             72,962
       FNMA, 4.729%, 12/01/22 ..............................................    United States          360,232            365,705
       FNMA, 4.792%, 5/01/25 ...............................................    United States          278,928            285,215
       FNMA, 4.894%, 1/01/17 ...............................................    United States          827,878            834,871
       FNMA, 5.00%, 6/01/15 ................................................    United States          200,572            203,123
       FNMA, 5.06%, 11/01/31 ...............................................    United States        1,579,399          1,610,208
       FNMA, 5.10%, 6/01/17 ................................................    United States          189,973            193,220
       FNMA, 5.533%, 6/01/32 ...............................................    United States          748,977            768,993
       FNMA, 6.176%, 12/01/24 ..............................................    United States           91,362             93,034
       FNMA, 8.295%, 6/01/30 ...............................................    United States           27,952             27,985
                                                                                                                     ------------
                                                                                                                       23,076,378
                                                                                                                     ------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 5.2%
       FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19 ..............................    United States        2,507,802          2,469,116
       FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18 ..............................    United States        2,816,487          2,826,890
       FNMA 15 Year, 5.50%, 1/01/14 - 2/01/18 ..............................    United States        1,596,609          1,630,196
       FNMA 15 Year, 6.00%, 8/01/16 - 6/01/17 ..............................    United States          933,222            964,664
       FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 ..............................    United States          142,952            148,576


                                       Quarterly Statements of Investments  | 43

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       MORTGAGE-BACKED SECURITIES (CONT.)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONT.)
       FNMA 30 Year, 5.50%, 6/01/33 - 5/01/34 ..............................    United States        9,493,863       $  9,551,168
       FNMA 30 Year, 6.00%, 11/01/33 .......................................    United States        1,296,692          1,325,404
       FNMA 30 Year, 6.50%, 5/01/28 - 8/01/32 ..............................    United States        3,692,127          3,828,008
       FNMA 30 Year, 7.00%, 8/01/29 - 10/01/32 .............................    United States        1,007,694          1,061,068
       FNMA 30 Year, 7.50%, 1/01/30 ........................................    United States          160,560            171,334
       FNMA 30 Year, 8.00%, 12/01/30 .......................................    United States           22,455             24,121
       FNMA 30 Year, 8.50%, 5/01/32 ........................................    United States          530,544            578,195
       FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 .............................    United States        1,299,586          1,430,813
                                                                                                                     ------------
                                                                                                                       26,009,553
                                                                                                                     ------------
    (f)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
       ADJUSTABLE RATE 0.1%
       GNMA, 4.125%, 10/20/26 - 10/20/26 ...................................    United States          231,074            234,970
       GNMA, 4.375%, 1/20/23 ...............................................    United States          102,215            103,407
                                                                                                                     ------------
                                                                                                                          338,377
                                                                                                                     ------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.1%
       GNMA I SF 15 Year, 7.00%, 2/15/09 ...................................    United States           80,762             83,788
       GNMA I SF 30 Year, 5.00%, 4/15/34 - 8/15/34 .........................    United States        5,004,610          4,976,036
       GNMA I SF 30 Year, 5.50%, 5/15/33 - 9/15/33 .........................    United States        1,520,788          1,541,215
       GNMA I SF 30 Year, 6.00%, 1/15/32 - 9/15/32 .........................    United States          805,544            829,016
       GNMA I SF 30 Year, 6.50%, 8/15/31 - 9/15/32 .........................    United States          361,416            378,555
       GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 ........................    United States          134,367            142,156
       GNMA I SF 30 Year, 7.50%, 11/15/05 - 11/15/26 .......................    United States        1,255,659          1,330,594
       GNMA I SF 30 Year, 8.00%, 8/15/16 - 7/15/17  ........................    United States          311,799            335,634
       GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 .........................    United States           87,538             96,941
       GNMA II SF 30 Year, 5.00%, 1/20/34 ..................................    United States        2,868,484          2,844,045
       GNMA II SF 30 Year, 6.00%, 5/20/31 ..................................    United States           85,997             88,245
       GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/20/31 ........................    United States           66,838             69,629
       GNMA II SF 30 Year, 7.00%, 5/20/27 - 12/20/30 .......................    United States        1,396,115          1,469,797
       GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 ........................    United States          560,483            596,520
       GNMA II SF 30 Year, 8.00%, 1/20/27 - 7/20/27 ........................    United States          359,908            386,644
       GNMA II SF 30 Year, 8.25%, 9/20/17 ..................................    United States           46,881             50,683
                                                                                                                     ------------
                                                                                                                       15,219,498
                                                                                                                     ------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $106,360,389) ................                                          106,006,256
                                                                                                                     ------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 17.7%
       FHLMC, 5.25%, 1/15/06 ...............................................    United States        5,000,000          5,031,200
       FNMA,
                 3.125%, 12/15/07 ..........................................    United States        4,500,000          4,389,682
                 6.625%, 10/15/07 ..........................................    United States        5,000,000          5,254,575
                 6.625%, 11/15/30 ..........................................    United States        2,500,000          3,148,803
                 7.25%, 5/15/30 ............................................    United States        1,500,000          2,019,830
       U.S. Treasury Bond,
                 5.25%, 2/15/29 ............................................    United States        7,000,000          7,723,247
                 5.375%, 2/15/31 ...........................................    United States        1,450,000          1,648,129
                 6.00%, 2/15/26 ............................................    United States        8,000,000          9,528,752
                 7.25%, 8/15/22 ............................................    United States          830,000          1,094,368


44 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
       U.S. Treasury Note,
                 3.00%, 2/15/08 ............................................    United States       14,400,000       $ 14,045,069
                 3.50%, 8/15/09 ............................................    United States       11,000,000         10,742,193
                 4.00%, 3/15/10 ............................................    United States        6,000,000          5,963,910
                 4.00%, 4/15/10 ............................................    United States       10,000,000          9,935,940
                 4.25%, 11/15/14 ...........................................    United States        4,000,000          3,989,220
                 5.00%, 8/15/11 ............................................    United States        3,000,000          3,135,003
                                                                                                                     ------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $86,649,360)  .....                                           87,649,921
                                                                                                                     ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 7.2%
(f),(g)Government of Argentina, FRN, 3.01%, 8/03/12 ........................      Argentina          1,200,000            941,700
       Government of Canada, 3.00%, 6/01/06 ................................       Canada            1,300,000 CAD      1,062,962
       Government of Indonesia,
                 13.15%, 3/15/10 ...........................................      Indonesia      9,320,000,000 IDR        997,425
                 14.00%, 6/15/09 ...........................................      Indonesia      2,125,000,000 IDR        232,240
                 14.25%, 6/15/13 ...........................................      Indonesia        695,000,000 IDR         79,388
                 14.275%, 12/15/13 .........................................      Indonesia     12,430,000,000 IDR     1,439,244
       Government of Korea, 4.50%,
                 9/03/06 ...................................................     South Korea     1,920,000,000 KRW      1,889,360
                 9/09/08 ...................................................     South Korea     3,300,000,000 KRW      3,247,989
       Government of Malaysia,
                 4.032%, 9/15/09 ...........................................      Malaysia           4,000,000 MYR      1,097,021
                 4.305%, 2/27/09 ...........................................      Malaysia           9,300,000 MYR      2,569,731
       Government of New Zealand, 7.00%, 7/15/09 ...........................     New Zealand         4,812,000 NZD      3,418,421
       Government of Norway, 6.75%, 1/15/07 ................................       Norway            5,900,000 NOK        962,677
       Government of Peru,
                 9.875%, 2/06/15 ...........................................        Peru                   100,000        124,438
              (f)FRN, 4.50%, 3/07/17 .......................................        Peru                   495,000        473,963
       Government of Poland,
                 5.75%, 9/23/22 ............................................       Poland            1,250,000 PLN        407,127
                 6.00%, 5/24/09 ............................................       Poland           11,700,000 PLN      3,616,221
                 8.50%, 11/12/06 ...........................................       Poland            1,150,000 PLN        358,712
                 8.50%, 5/12/07 ............................................       Poland            2,100,000 PLN        667,312
       Government of Singapore, 4.00%, 3/01/07 .............................      Singapore          1,650,000 SGD      1,023,312
       Government of Slovakia,
                 4.80%, 4/14/09 ............................................   Slovak Republic       2,600,000 SKK         86,680
                 4.90%, 2/11/14 ............................................   Slovak Republic       2,000,000 SKK         69,145
                 5.30%, 5/12/19 ............................................   Slovak Republic       1,900,000 SKK         70,160
       Government of Sweden,
                 3.50%, 4/20/06 ............................................       Sweden            3,600,000 SEK        469,593
                 5.50%, 10/08/12 ...........................................       Sweden            2,880,000 SEK        433,779
                 8.00%, 8/15/07 ............................................       Sweden            1,110,000 SEK        159,802
              (h)Inflation-Indexed Bond, 3.50%, 12/01/15 ...................       Sweden            8,200,000 SEK      1,380,902
       Government of Thailand,
                 4.125%, 2/12/08 ...........................................      Thailand          19,000,000 THB        459,672
                 8.00%, 12/08/06 ...........................................      Thailand          49,400,000 THB      1,255,979
                 8.50%, 10/14/05 ...........................................      Thailand          66,600,000 THB      1,617,314
                 8.50%, 12/08/08 ...........................................      Thailand          15,000,000 THB        412,198
       Government of the Philippines, 9.00%, 2/15/13  ......................     Philippines           500,000            524,475


                                       Quarterly Statements of Investments  | 45

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
       Government of Ukraine,
              (b)144A, 6.875%, 3/04/11 .....................................       Ukraine             550,000       $    577,858
              (b)144A, 7.65%, 6/11/13 ......................................       Ukraine             250,000            275,625
              (f)FRN, 5.36%, 8/05/09 .......................................       Ukraine             100,000            108,485
    (f)Government of Venezuela, FRN, 3.09%, 4/20/11 ........................      Venezuela            500,000            465,550
    (f)Government of Vietnam, FRN, 4.0625%, 3/12/16 ........................       Vietnam             258,261            240,734
       Korea Treasury Bond, 4.75%, 3/12/08 .................................     South Korea     1,100,000,000 KRW      1,089,776
       New South Wales Treasury Corp., 6.50%, 5/01/06 ......................      Australia            400,000 AUD        305,116
       Peru Bond Soberano,
                 Series 7, 8.60%, 8/12/17 ..................................        Peru             2,040,000 PEN        655,693
                 7.84%, 8/12/20 ............................................        Peru             1,100,000 PEN        331,922
    (f)Republic of Peru, FRN, 5.00%, 3/07/17 ...............................        Peru                97,750             94,879
                                                                                                                     ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $33,728,451) ...............................................                                           35,694,580
                                                                                                                     ------------
    (f)SENIOR FLOATING RATE INTERESTS 0.5%
       COMMUNICATIONS 0.1%
       SpectraSite Communications Inc., Term Loan B, 4.91%,
                 5/18/12 ...................................................    United States          298,500            301,641
                                                                                                                     ------------
       CONSUMER NON-DURABLES 0.1%
       Michael Foods Inc., Term Loan B, 5.09% - 7.50%,
                 11/21/10 ..................................................    United States          273,825            278,617
       Southern Wine & Spirits of America Inc., Term Loan B, 4.99%,
                 5/31/12 ...................................................    United States          294,721            297,724
                                                                                                                     ------------
                                                                                                                          576,341
                                                                                                                     ------------
       CONSUMER SERVICES 0.1%
       Cinram International Inc., Term Loan D, 6.33%, 9/30/09 ..............       Canada              262,681            266,359
                                                                                                                     ------------
       FINANCE 0.0%(d)
       Newkirk Master LP, Term Loan B, 7.95%, 7/31/08 ......................    United States          249,088            249,088
                                                                                                                     ------------
       HEALTH SERVICES 0.0%(d)
       Quintiles Transnational Corp., Term Loan B, 5.24%, 9/25/09 ..........    United States          149,589            150,430
                                                                                                                     ------------
       PROCESS INDUSTRIES 0.1%
       Berry Plastics, Term Loan, 5.60%, 12/02/11 ..........................    United States          300,000            305,025
       Nalco Co., Term Loan B, 5.45% - 5.66%, 11/04/10 .....................    United States          249,707            254,155
                                                                                                                     ------------
                                                                                                                          559,180
                                                                                                                     ------------


46 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
(f)SENIOR FLOATING RATE INTERESTS (CONT.)
       PRODUCER MANUFACTURING 0.1%
       Sensus Metering Systems Inc., Term Loan, 5.78% - 6.35%,
                 12/17/10 ..................................................    United States          243,750       $    247,253
       Trimas Corp., Term Loan B, 6.90%, 12/06/09 ..........................    United States          294,817            297,396
                                                                                                                     ------------
                                                                                                                          544,649
                                                                                                                     ------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $2,621,480) ..............                                            2,647,688
                                                                                                                     ------------
       CREDIT-LINKED STRUCTURED NOTE (COST $3,822,009) 0.8%
       FINANCE CONGLOMERATES 0.8%
(b),(f)Credit Suisse First Boston International, 144A, FRN, 5.73%
                 3/20/09 ...................................................    United States        3,800,000          3,845,125
                                                                                                                     ------------

                                                                                                ------------------
                                                                                                      SHARES
                                                                                                ------------------
       PREFERRED STOCK (COST $20) 0.0%(d)
       COMMUNICATIONS 0.0%(d)
       PTV Inc., 10.00%, pfd., A ...........................................   United Kingdom                1                  2
                                                                                                                     ------------
       TOTAL LONG TERM INVESTMENTS (COST $459,309,180) .....................                                          464,797,640
                                                                                                                     ------------

                                                                                                ------------------
                                                                                                    PRINCIPAL
                                                                                                    AMOUNT(a)
                                                                                                ------------------
       SHORT TERM INVESTMENTS 5.8%
       FOREIGN GOVERNMENT SECURITIES 0.1%
       Thailand Treasury Bill,
              (i)2/23/06 ...................................................      Thailand          16,100,000 THB        381,020
                 Strip, 3/09/06 ............................................      Thailand           4,370,000 THB        103,078
                                                                                                                     ------------
       TOTAL FOREIGN GOVERNMENT SECURITIES (COST $525,671) .................                                              484,098
                                                                                                                     ------------
(i),(j)U.S. GOVERNMENT AND AGENCY SECURITIES (COST $299,422) 0.1%
       U.S. Treasury Bill, 8/25/05 .........................................    United States          300,000            299,375
                                                                                                                     ------------
       TOTAL INVESTMENTS BEFORE MONEY FUND (COST $460,134,273) .............                                          465,581,113
                                                                                                                     ------------


                                       Quarterly Statements of Investments  | 47

FRANKLIN INVESTORS SECURITIES TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                                  COUNTRY          AMOUNT(a)            VALUE
---------------------------------------------------------------------------------------------------------------------------------
       MONEY FUND (COST $28,147,044) 5.6%
    (k)Franklin Institutional Fiduciary Trust Money Market Portfolio .......    United States       28,147,044       $ 28,147,044
                                                                                                                     ------------
       TOTAL INVESTMENTS (COST $488,281,317) 99.3% .........................                                          493,728,157
       OTHER ASSETS, LESS LIABILITIES 0.7% .................................                                            3,319,148
                                                                                                                     ------------
       NET ASSETS 100.0% ...................................................                                         $497,047,305
                                                                                                                     ============

CURRENCY ABBREVIATIONS:

AUD  -  Australian Dollar
CAD  -  Canadian Dollar
IDR  -  Indonesian Rupiah
KRW  -  South Korean Won
MYR  -  Malaysian Ringgit
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
PEN  -  Peruvian Nuevo Sol
PLN  -  Polish Zloty
SEK  -  Swedish Krona
SGD  -  Singapore Dollar
SKK  -  Slovak Koruna
THB  -  Thai Baht

See Selected Portfolio Abbreviations on page 49.

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.

(c)   Defaulted security.

(d)   Rounds to less than 0.05% of net assets.

(e) Security purchased on a when-issued, delayed delivery, or to-be-announced basis.

(f)   The coupon shown represents the rate at period end.

(g) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(h) The redemption price at maturity is adjusted for changes in underlying inflation index.

(i) A portion or all of the securities are traded on a discount basis with no stated coupon rate.

(j)   On deposit with broker for initial margin on futures contracts.

(k) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


48 |  See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

SELECTED PORTFOLIO ABBREVIATIONS

ADR    - American Depository Receipt
DIP    - Debtor-In-Possession
FHLB   - Federal Home Loan Bank
FHLMC  - Federal Home Loan Mortgage Corp.
FNMA   - Federal National Mortgage Association
FRN    - Floating Rate Note
GNMA   - Government National Mortgage Association
L/C    - Letters of Credit
PC     - Participation Certificate
SF     - Single Family


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 49

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Investors Securities Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of eight series (the Funds). All Funds are diversified except the Franklin Floating Rate Daily Access Fund.

The Franklin Adjustable U.S. Government Securities Fund invests substantially all of its assets in the U.S. Government Adjustable Rate Mortgage Portfolio, which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the fund's Statement of Investments.

1. INCOME TAXES

At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    --------------------------------------------------------
                                                        FRANKLIN
                                                       ADJUSTABLE           FRANKLIN             FRANKLIN
                                                    U.S. GOVERNMENT        CONVERTIBLE            EQUITY
                                                    SECURITIES FUND      SECURITIES FUND        INCOME FUND
                                                    --------------------------------------------------------
Cost of investments ..........................      $  585,075,865       $  658,241,469       $  775,416,598
                                                    ========================================================

Unrealized appreciation ......................      $           --       $  119,487,832       $  149,748,638
Unrealized depreciation ......................         (40,623,040)         (30,863,302)         (12,206,468)
                                                    --------------------------------------------------------
Net unrealized appreciation (depreciation) ...      $  (40,623,040)      $   88,624,530       $  137,542,170
                                                    ========================================================

                                                    --------------------------------------------------------
                                                       FRANKLIN             FRANKLIN             FRANKLIN
                                                       FLOATING         LIMITED MATURITY       LOW DURATION
                                                      RATE DAILY         U.S. GOVERNMENT       TOTAL RETURN
                                                      ACCESS FUND        SECURITIES FUND           FUND
                                                    --------------------------------------------------------
Cost of investments ..........................      $2,411,893,487       $  313,002,390       $    9,837,420
                                                    ========================================================

Unrealized appreciation ......................      $   27,615,774       $      675,731       $        7,056
Unrealized depreciation ......................          (4,029,984)          (3,845,059)             (77,460)
                                                    --------------------------------------------------------
Net unrealized appreciation (depreciation) ...      $   23,585,790       $   (3,169,328)      $      (70,404)
                                                    ========================================================

                                                    -----------------------------------
                                                       FRANKLIN             FRANKLIN
                                                     REAL RETURN          TOTAL RETURN
                                                         FUND                 FUND
                                                    -----------------------------------
Cost of investments ..........................      $   21,486,867       $  489,881,019
                                                    ===================================

Unrealized appreciation ......................      $      544,250       $    9,017,638
Unrealized depreciation ......................            (550,035)          (5,170,500)
                                                    -----------------------------------
Net unrealized appreciation (depreciation) ...      $       (5,785)      $    3,847,138
                                                    ===================================


50 |  Quarterly Statements of Investments

FRANKLIN INVESTORS SECURITIES TRUST

2. FINANCIAL FUTURES CONTRACTS

At July 31, 2005, the Franklin Total Return Fund had the following financial futures contracts outstanding:

------------------------------------------------------------------------------------------
                                 NUMBER OF                      CONTRACT       UNREALIZED
CONTRACTS TO BUY                 CONTRACTS   DELIVERY DATES    FACE VALUE      GAIN (LOSS)
------------------------------------------------------------------------------------------
U.S. Treasury Long Bond ......      111         9/30/05       $11,100,000      $(116,203)
U.S. Treasury 2 Year Note ....       65         10/05/05      $13,000,000      $ (63,892)

3. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers Inc., as the Franklin Floating Rate Daily Access Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At July 31, 2005, such individuals serve in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                       Quarterly Statements of Investments  | 51

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.6%
   MORTGAGE-BACKED SECURITIES 96.6%
(a)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 22.2%
   FHLMC, 3.858%, 1/01/23 .....................................................................   $   886,256   $    894,243
   FHLMC, 3.875%, 11/01/16 ....................................................................       785,645        798,160
   FHLMC, 3.891%, 12/01/19 ....................................................................     3,386,152      3,432,404
   FHLMC, 3.904%, 6/01/29 .....................................................................     4,442,215      4,503,425
   FHLMC, 3.976%, 11/01/25 ....................................................................     7,451,109      7,499,185
   FHLMC, 4.014%, 12/01/16 ....................................................................       525,842        534,013
   FHLMC, 4.067%, 2/01/33 .....................................................................     2,271,981      2,312,132
   FHLMC, 4.175%, 11/01/19 ....................................................................       120,094        123,455
   FHLMC, 4.237%, 10/01/18 ....................................................................       238,868        244,202
   FHLMC, 4.254%, 9/01/19 .....................................................................       804,757        820,184
   FHLMC, 4.393%, 7/01/20 .....................................................................       207,511        212,056
   FHLMC, 4.429%, 4/01/19 .....................................................................     1,506,610      1,529,545
   FHLMC, 4.449%, 8/01/27 .....................................................................     2,613,565      2,657,568
   FHLMC, 4.462%, 10/01/25 ....................................................................       986,890      1,015,251
   FHLMC, 4.474%, 9/01/18 .....................................................................     1,626,232      1,654,382
   FHLMC, 4.491%, 7/01/18 .....................................................................       238,632        242,545
   FHLMC, 4.506%, 4/01/29 .....................................................................     2,506,596      2,546,453
   FHLMC, 4.51%, 5/01/20  .....................................................................     2,769,975      2,805,391
   FHLMC, 4.53%, 8/01/30  .....................................................................     6,180,311      6,323,804
   FHLMC, 4.556%, 9/01/27 .....................................................................       528,937        544,578
   FHLMC, 4.615%, 3/01/32 .....................................................................       909,378        918,455
   FHLMC, 4.661%, 10/01/29 ....................................................................       172,902        175,672
   FHLMC, 4.664%, 1/01/23 .....................................................................     7,912,474      8,139,212
   FHLMC, 4.667%, 3/01/18 .....................................................................       378,424        386,154
   FHLMC, 4.684%, 5/01/25 .....................................................................       610,967        625,512
   FHLMC, 4.693%, 4/01/18 .....................................................................     1,238,703      1,267,084
   FHLMC, 4.694%, 12/01/28 ....................................................................       968,601      1,000,864
   FHLMC, 4.784%, 4/01/25 .....................................................................     2,273,043      2,315,961
   FHLMC, 4.792%, 6/01/26 .....................................................................       596,207        608,854
   FHLMC, 4.804%, 10/01/24 ....................................................................     2,140,872      2,194,298
   FHLMC, 4.843%, 3/01/19 .....................................................................       151,032        153,986
   FHLMC, 4.856%, 11/01/29 ....................................................................     6,869,286      7,095,892
   FHLMC, 4.921%, 11/01/25 ....................................................................     1,787,615      1,830,363
   FHLMC, 4.928%, 6/01/26 .....................................................................     6,107,046      6,223,552
   FHLMC, 4.961%, 12/01/30 ....................................................................     2,854,761      2,923,648
   FHLMC, 4.981%, 11/01/29 ....................................................................     1,968,407      2,028,686
   FHLMC, 5.132%, 4/01/25 .....................................................................     2,876,498      2,899,408
   FHLMC, 5.183%, 9/01/32 .....................................................................     7,861,978      7,844,613
   FHLMC, 5.23%, 2/01/19  .....................................................................       331,639        334,348
   FHLMC, 5.234%, 8/01/32 .....................................................................     6,211,379      6,380,782
   FHLMC, 5.258%, 7/01/27 .....................................................................       712,478        730,251
   FHLMC, 5.404%, 5/01/32 .....................................................................     1,153,464      1,192,694
   FHLMC, 5.421%, 8/01/32 .....................................................................     2,270,494      2,312,470
   FHLMC, 5.49%, 5/01/32  .....................................................................     4,083,364      4,180,321
   FHLMC, 5.524%, 4/01/30 .....................................................................       429,094        439,225
   FHLMC, 5.63%, 9/01/32  .....................................................................     2,502,860      2,553,179
   FHLMC, 5.687%, 11/01/35 ....................................................................       883,108        906,070


52 |  Quarterly Statements of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE-BACKED SECURITIES (CONT.)
(a)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONT.)
   FHLMC, 5.889%, 3/01/32 .....................................................................   $ 2,613,455   $  2,649,853
   FHLMC, 5.942%, 9/01/31 .....................................................................     1,499,018      1,547,082
   FHLMC, 6.004%, 8/01/30 .....................................................................       408,907        423,136
   FHLMC, 6.016%, 7/01/29 .....................................................................       616,110        645,129
   FHLMC, 6.038%, 8/01/29 .....................................................................     4,683,534      4,791,981
   FHLMC, 6.119%, 8/01/31 .....................................................................       396,138        399,516
   FHLMC, 6.163%, 9/01/31 .....................................................................       931,819        957,652
   FHLMC, 6.231%, 8/01/31 .....................................................................       334,536        337,955
   FHLMC, 6.675%, 5/01/26 .....................................................................       423,231        431,581
   FHLMC, 6.937%, 12/01/21 ....................................................................        99,071         97,281
   FHLMC, 7.10%, 12/01/27 .....................................................................        56,343         58,134
                                                                                                                ------------
                                                                                                                 120,693,830
                                                                                                                ------------
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 53.2%
   FNMA, 3.403%, 4/01/22 ......................................................................     1,589,687      1,611,656
   FNMA, 3.415%, 3/01/19 ......................................................................     3,338,662      3,359,801
   FNMA, 3.454%, 5/01/19 ......................................................................     1,321,843      1,330,307
   FNMA, 3.65%, 6/01/32 .......................................................................     6,323,001      6,382,799
   FNMA, 3.65%, 3/01/33 .......................................................................     4,111,182      4,153,956
   FNMA, 3.711%, 4/01/19 ......................................................................     1,488,762      1,499,914
   FNMA, 3.765%, 9/01/18 ......................................................................     2,587,974      2,624,189
   FNMA, 3.765%, 8/01/33 ......................................................................    12,075,722     12,202,297
   FNMA, 3.765%, 3/01/35 ......................................................................     7,587,837      7,668,537
   FNMA, 3.795%, 8/01/26 ......................................................................       225,936        228,893
   FNMA, 3.803%, 5/01/18 ......................................................................     6,773,239      6,865,763
   FNMA, 3.853%, 1/01/18 ......................................................................    10,733,840     10,795,786
   FNMA, 3.872%, 1/01/29 ......................................................................     5,876,509      5,910,976
   FNMA, 3.893%, 6/01/20 ......................................................................     2,005,048      2,034,579
   FNMA, 4.024%, 7/01/24 ......................................................................     1,695,091      1,705,780
   FNMA, 4.041%, 6/01/19 ......................................................................       676,222        679,561
   FNMA, 4.064%, 5/01/36 ......................................................................     3,113,337      3,153,118
   FNMA, 4.099%, 10/01/19 .....................................................................       793,782        805,583
   FNMA, 4.125%, 1/01/17 - 10/01/28 ...........................................................     1,077,988      1,087,545
   FNMA, 4.131%, 11/01/17 .....................................................................     3,329,759      3,378,034
   FNMA, 4.16%, 10/01/22 ......................................................................     1,211,520      1,238,380
   FNMA, 4.23%, 5/01/36 .......................................................................     5,012,504      5,077,177
   FNMA, 4.236%, 8/01/16 ......................................................................        44,113         44,606
   FNMA, 4.238%, 1/01/19 ......................................................................     2,418,829      2,430,934
   FNMA, 4.249%, 11/01/27 .....................................................................       664,548        681,583
   FNMA, 4.264%, 4/01/34 ......................................................................     9,536,519      9,658,314
   FNMA, 4.266%, 5/01/19 ......................................................................       665,186        674,710
   FNMA, 4.308%, 3/01/30 ......................................................................       505,454        514,024
   FNMA, 4.329%, 2/01/25 ......................................................................       106,606        110,091
   FNMA, 4.342%, 12/01/18 .....................................................................       353,108        360,567
   FNMA, 4.40%, 3/01/20 .......................................................................     4,223,257      4,281,100
   FNMA, 4.411%, 12/01/17 .....................................................................       194,105        197,066
   FNMA, 4.437%, 3/01/19 ......................................................................       651,642        663,630


                                       Quarterly Statements of Investments  | 53

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE-BACKED SECURITIES (CONT.)
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
   FNMA, 4.446%, 10/01/14 .....................................................................   $   166,803   $    167,345
   FNMA, 4.473%, 1/01/16 ......................................................................     1,286,157      1,300,068
   FNMA, 4.508%, 4/01/27 ......................................................................     5,587,719      5,662,961
   FNMA, 4.513%, 7/01/17 ......................................................................     1,284,585      1,300,875
   FNMA, 4.52%, 8/01/30 - 9/01/30 .............................................................       594,904        614,556
   FNMA, 4.53%, 1/01/19 .......................................................................     1,007,426      1,019,364
   FNMA, 4.54%, 2/01/30 .......................................................................       621,019        629,514
   FNMA, 4.544%, 10/01/32 .....................................................................       363,047        370,103
   FNMA, 4.566%, 1/01/19 ......................................................................       852,320        867,081
   FNMA, 4.61%, 12/01/20 ......................................................................       307,268        309,951
   FNMA, 4.647%, 3/01/18 ......................................................................       402,123        407,844
   FNMA, 4.659%, 6/01/19 ......................................................................       636,821        646,820
   FNMA, 4.671%, 4/01/19 ......................................................................     1,085,754      1,108,083
   FNMA, 4.675%, 6/01/19 ......................................................................       301,624        309,148
   FNMA, 4.683%, 12/01/27 .....................................................................     1,812,836      1,888,089
   FNMA, 4.689%, 9/01/25 ......................................................................     1,333,460      1,385,175
   FNMA, 4.692%, 5/01/27 ......................................................................     3,739,183      3,823,491
   FNMA, 4.715%, 8/01/29 ......................................................................       261,062        264,693
   FNMA, 4.716%, 2/01/19 ......................................................................       354,587        362,083
   FNMA, 4.727%, 12/01/19 .....................................................................       447,429        458,088
   FNMA, 4.729%, 9/01/22 ......................................................................     1,750,583      1,781,014
   FNMA, 4.732%, 11/01/17 .....................................................................     2,756,060      2,831,156
   FNMA, 4.741%, 9/01/32 ......................................................................     8,189,010      8,295,453
   FNMA, 4.752%, 10/01/24 .....................................................................    12,456,618     12,807,018
   FNMA, 4.77%, 9/01/30 .......................................................................       269,860        278,518
   FNMA, 4.792%, 5/01/25 ......................................................................     1,611,145      1,647,464
   FNMA, 4.805%, 6/01/19 ......................................................................       386,810        393,642
   FNMA, 4.817%, 1/01/25 ......................................................................     4,868,811      4,932,891
   FNMA, 4.826%, 11/01/20 .....................................................................       382,996        390,417
   FNMA, 4.834%, 1/01/29 ......................................................................     1,356,646      1,408,483
   FNMA, 4.841%, 11/01/36 .....................................................................     1,926,445      1,968,245
   FNMA, 4.855%, 11/01/30 .....................................................................     8,633,701      8,864,827
   FNMA, 4.856%, 8/01/21 ......................................................................     3,149,323      3,183,579
   FNMA, 4.863%, 12/01/32 .....................................................................     5,853,769      5,897,739
   FNMA, 4.877%, 3/01/21 ......................................................................       199,932        204,360
   FNMA, 4.889%, 3/01/20 ......................................................................       325,536        330,637
   FNMA, 4.899%, 2/01/29 ......................................................................       674,275        695,177
   FNMA, 4.911%, 3/01/22 ......................................................................        40,065         40,998
   FNMA, 4.919%, 3/01/19 ......................................................................       266,490        271,384
   FNMA, 4.952%, 4/01/18 ......................................................................       306,813        315,145
   FNMA, 4.983%, 12/01/20 .....................................................................       656,396        666,855
   FNMA, 4.986%, 8/01/31 ......................................................................     1,181,937      1,195,097
   FNMA, 4.994%, 3/01/22 ......................................................................         4,795          4,791
   FNMA, 5.006%, 1/01/29 ......................................................................       981,587      1,003,208
   FNMA, 5.013%, 11/01/18 .....................................................................       242,412        246,522
   FNMA, 5.021%, 8/01/28 ......................................................................     4,468,050      4,595,406
   FNMA, 5.028%, 1/01/31 ......................................................................     1,241,204      1,269,085
   FNMA, 5.036%, 9/01/32 ......................................................................     3,702,992      3,772,538


54 |  Quarterly Statements of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE-BACKED SECURITIES (CONT.)
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
   FNMA, 5.063%, 12/01/17 .....................................................................   $   273,378   $    277,783
   FNMA, 5.082%, 5/01/29 - 9/01/29 ............................................................     1,328,360      1,368,775
   FNMA, 5.109%, 6/01/27 ......................................................................     1,547,463      1,595,980
   FNMA, 5.127%, 7/01/33 ......................................................................     3,859,781      3,931,529
   FNMA, 5.142%, 6/01/28 ......................................................................     4,051,676      4,189,654
   FNMA, 5.154%, 2/01/32 ......................................................................     1,618,635      1,661,930
   FNMA, 5.194%, 2/01/32 ......................................................................     1,335,282      1,360,966
   FNMA, 5.211%, 12/01/32 .....................................................................     2,156,759      2,245,630
   FNMA, 5.214%, 9/01/39 ......................................................................     1,747,423      1,790,852
   FNMA, 5.215%, 5/01/32 ......................................................................     1,165,915      1,184,362
   FNMA, 5.254%, 4/01/31 ......................................................................     4,186,573      4,303,200
   FNMA, 5.258%, 6/01/19 ......................................................................       873,651        893,756
   FNMA, 5.268%, 11/01/31 .....................................................................       670,578        698,392
   FNMA, 5.275%, 6/01/29 ......................................................................     1,966,942      2,004,769
   FNMA, 5.285%, 6/01/32 ......................................................................       822,985        828,817
   FNMA, 5.299%, 5/01/32 ......................................................................     3,831,386      3,876,078
   FNMA, 5.307%, 6/01/32 ......................................................................     3,696,814      3,783,729
   FNMA, 5.311%, 3/01/32 ......................................................................     1,458,266      1,494,067
   FNMA, 5.315%, 10/01/31 .....................................................................     1,634,723      1,642,323
   FNMA, 5.316%, 1/01/19 ......................................................................     1,115,226      1,101,260
   FNMA, 5.359%, 8/01/22 ......................................................................       242,252        250,768
   FNMA, 5.378%, 1/01/26 ......................................................................       938,289        966,002
   FNMA, 5.40%, 4/01/32 .......................................................................     4,136,367      4,172,752
   FNMA, 5.404%, 9/01/32 ......................................................................     1,501,359      1,524,530
   FNMA, 5.443%, 5/01/21 ......................................................................     1,210,387      1,236,548
   FNMA, 5.47%, 8/01/32 .......................................................................     1,055,654      1,072,202
   FNMA, 5.487%, 5/01/32 ......................................................................     1,848,428      1,897,460
   FNMA, 5.542%, 1/01/32 ......................................................................     3,782,998      3,780,069
   FNMA, 5.561%, 4/01/32 ......................................................................     2,563,438      2,605,875
   FNMA, 5.575%, 6/01/17 ......................................................................       100,073        101,311
   FNMA, 5.578%, 7/01/26 ......................................................................     2,210,629      2,274,634
   FNMA, 5.584%, 8/01/29 ......................................................................       781,417        803,563
   FNMA, 5.626%, 2/01/32 - 6/01/32 ............................................................     2,446,505      2,497,747
   FNMA, 5.636%, 6/01/31 ......................................................................     1,201,942      1,229,245
   FNMA, 5.644%, 11/01/26 .....................................................................       255,709        260,827
   FNMA, 5.66%, 7/01/32 .......................................................................       857,243        870,290
   FNMA, 5.718%, 6/01/32 ......................................................................     1,166,934      1,201,376
   FNMA, 5.731%, 12/01/24 .....................................................................       862,587        887,050
   FNMA, 5.755%, 7/01/31 ......................................................................       164,036        167,561
   FNMA, 5.808%, 5/01/21 - 3/01/26 ............................................................     1,923,104      1,996,615
   FNMA, 5.815%, 11/01/31 .....................................................................       726,570        755,928
   FNMA, 5.822%, 2/01/31 ......................................................................       519,349        531,467
   FNMA, 5.823%, 3/01/20 ......................................................................       305,477        315,240
   FNMA, 5.846%, 5/01/31 ......................................................................       229,579        238,937
   FNMA, 5.88%, 3/01/32 .......................................................................     1,146,362      1,171,553
   FNMA, 5.937%, 3/01/32 ......................................................................     7,340,695      7,510,765
   FNMA, 5.949%, 9/01/31 ......................................................................     1,001,985      1,022,955
   FNMA, 5.964%, 5/01/19 ......................................................................       586,405        597,585


                                       Quarterly Statements of Investments  | 55

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE-BACKED SECURITIES (CONT.)
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
   FNMA, 5.973%, 6/01/31 ......................................................................   $ 1,338,061   $  1,367,488
   FNMA, 5.987%, 7/01/31 ......................................................................       810,666        828,285
   FNMA, 6.102%, 10/01/17 .....................................................................       386,270        388,776
   FNMA, 6.212%, 7/01/31 ......................................................................       262,698        269,833
   FNMA, 6.269%, 1/01/31 ......................................................................     2,586,178      2,633,015
   FNMA, 6.296%, 11/01/31 .....................................................................     1,666,420      1,687,388
   FNMA, 6.34%, 4/01/30 .......................................................................     1,296,363      1,358,937
   FNMA, 6.406%, 7/01/24 ......................................................................       668,784        654,320
   FNMA, 6.454%, 10/01/30 .....................................................................       556,102        578,046
   FNMA, 6.852%, 2/01/20 ......................................................................     1,750,054      1,776,177
   FNMA, 7.43%, 3/01/25 .......................................................................       301,400        300,209
                                                                                                                ------------
                                                                                                                 289,615,418
                                                                                                                ------------
(a)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 21.2%
   GNMA, 3.50%, 7/20/29 - 9/20/31 .............................................................    12,628,336     12,720,788
   GNMA, 3.50%, 7/20/32 .......................................................................     9,812,790      9,885,950
   GNMA, 3.75%, 7/20/21 - 9/20/27 .............................................................     5,989,217      6,064,651
   GNMA, 3.75%, 7/20/24 .......................................................................    11,748,134     11,894,382
   GNMA, 4.125%, 10/20/23 - 10/20/26 ..........................................................    14,761,828     14,993,027
   GNMA, 4.125%, 10/20/27 .....................................................................     9,108,172      9,258,986
   GNMA, 4.375%, 4/20/22 - 6/20/31 ............................................................    28,942,295     29,281,444
   GNMA, 4.375%, 4/20/32 ......................................................................    10,430,656     10,555,480
   GNMA, 4.375%, 6/20/32 ......................................................................    10,496,666     10,619,682
   GNMA, 4.75%, 7/20/25 .......................................................................        87,988         88,580
                                                                                                                ------------
                                                                                                                 115,362,970
                                                                                                                ------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $530,758,072) .......................................                  525,672,218
                                                                                                                ------------
   ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $121,845) 0.0%(b)
   FINANCE 0.0%(b)
(a)Travelers Mortgage Services Inc., 1998-5A, A, FRN 4.221%, 12/25/18 .........................       119,786        120,157
                                                                                                                ------------
   TOTAL LONG TERM INVESTMENTS (COST $530,879,917)  ...........................................                  525,792,375
                                                                                                                ------------


56 |  Quarterly Statements of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $15,106,666) 2.8%
   REPURCHASE AGREEMENT 2.8%
(c)Joint Repurchase Agreement, 3.265%, 8/01/05 (Maturity Value $15,110,776) ...................   $15,106,666   $ 15,106,666
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,467,256)
      Banc of America Securities LLC (Maturity Value $1,467,256)
      Barclays Capital Inc. (Maturity Value $1,467,256)
      Bear, Stearns & Co., Inc. (Maturity Value $682,255)
      BNP Paribas Securities Corp. (Maturity Value $1,467,256)
      Deutsche Bank Securities Inc. (Maturity Value $1,467,256)
      Goldman, Sachs & Co. (Maturity Value $1,467,256)
      Lehman Brothers Inc. (Maturity Value $1,223,217)
      Merrill Lynch Government Securities Inc. (Maturity Value $1,467,256)
      Morgan Stanley & Co. Inc. (Maturity Value $1,467,256)
      UBS Securities LLC (Maturity Value $1,467,256)
      Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%, 9/15/05 - 5/15/10;
         (d)U.S. Government Agency Discount Notes, 8/19/05 - 10/28/05; and U.S. Treasury
            Notes, 2.50 - 6.50%, 5/31/06 - 3/15/10
                                                                                                                ------------
   TOTAL INVESTMENTS (COST $545,986,583) 99.4% ................................................                  540,899,041
   OTHER ASSETS, LESS LIABILITIES 0.6%  .......................................................                    3,822,961
                                                                                                                ------------
   NET ASSETS 100.0% ..........................................................................                 $544,722,002
                                                                                                                ============

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note

(a)   The coupon rate shown represents the rate at period end.

(b)   Rounds to less than 0.05% of net assets.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.

(d) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                       Quarterly Statements of Investments  |
                                     See Notes to Statement of Investments  | 57

ADJUSTABLE RATE SECURITIES PORTFOLIOS

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio.

1. INCOME TAXES

At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 545,986,583
                                                                  =============

Unrealized appreciation .......................................   $     461,413
Unrealized depreciation .......................................      (5,548,955)
                                                                  -------------
Net unrealized appreciation (depreciation)  ...................   $  (5,087,542)
                                                                  =============

For information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semiannual or annual shareholder report.


58 |  Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/JIMMY D. GAMBILL
      ----------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   September 26, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 26, 2005










                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer


FIST 0705 GV 302 NQ